UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Ocean Park Tactical All Asset Fund

Class A1 Shares (SIRZX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$95	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$367,308,030
  Number of Portfolio Holdings56
  Advisory Fee $2,454,636
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
41.3%
Equity
34.1%
Fixed Income
22.3%
Alternative
3.9%
Liabilities in Excess of Other Assets
-1.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SIRZX

Ocean Park Tactical All Asset Fund

Class A Shares (SIRAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$87	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$367,308,030
  Number of Portfolio Holdings56
  Advisory Fee $2,454,636
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SIRAX

Ocean Park Tactical All Asset Fund

Class C Shares (SIRCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$125	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$367,308,030
  Number of Portfolio Holdings56
  Advisory Fee $2,454,636
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SIRCX

Ocean Park Tactical All Asset Fund

Investor Shares (SIRIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$367,308,030
  Number of Portfolio Holdings56
  Advisory Fee $2,454,636
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SIRIX

Ocean Park Tactical All Asset Fund

Instl Class (SIRRX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$367,308,030
  Number of Portfolio Holdings56
  Advisory Fee $2,454,636
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SIRRX

Ocean Park Tactical All Asset Fund

Class I1 Shares (SIRJX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1 Shares	$95	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$367,308,030
  Number of Portfolio Holdings56
  Advisory Fee $2,454,636
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical All Asset Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SIRJX

Ocean Park Tactical Bond Fund

Class A Shares (STBKX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$75	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,449,732,938
  Number of Portfolio Holdings28
  Advisory Fee $8,500,322
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	43.6%
Money Market Funds	25.2%
Open End Funds	31.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.8%
Money Market Funds
33.6%
Liabilities in Excess of Other Assets
-33.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-33.4%
Money Market Funds	33.6%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	33.6%
BlackRock High Yield Fund, Institutional Class	31.6%
iShares Broad USD High Yield Corporate Bond ETF	17.9%
iShares iBoxx $ High Yield Corporate Bond ETF	14.7%
State Street SPDR Bloomberg High Yield Bond ETF	12.6%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
PGIM High Yield Fund, Class Z	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.9%
Osterweis Strategic Income Fund, Class I	2.5%
iShares 0-5 Year High Yield Corporate Bond ETF	1.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Bond Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STBKX

Ocean Park Tactical Bond Fund

Class C Shares (STBDX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$113	2.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,449,732,938
  Number of Portfolio Holdings28
  Advisory Fee $8,500,322
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	43.6%
Money Market Funds	25.2%
Open End Funds	31.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-33.4%
Money Market Funds	33.6%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	33.6%
BlackRock High Yield Fund, Institutional Class	31.6%
iShares Broad USD High Yield Corporate Bond ETF	17.9%
iShares iBoxx $ High Yield Corporate Bond ETF	14.7%
State Street SPDR Bloomberg High Yield Bond ETF	12.6%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
PGIM High Yield Fund, Class Z	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.9%
Osterweis Strategic Income Fund, Class I	2.5%
iShares 0-5 Year High Yield Corporate Bond ETF	1.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Bond Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STBDX

Ocean Park Tactical Bond Fund

Instl Class (STBJX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$63	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,449,732,938
  Number of Portfolio Holdings28
  Advisory Fee $8,500,322
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	43.6%
Money Market Funds	25.2%
Open End Funds	31.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-33.4%
Money Market Funds	33.6%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	33.6%
BlackRock High Yield Fund, Institutional Class	31.6%
iShares Broad USD High Yield Corporate Bond ETF	17.9%
iShares iBoxx $ High Yield Corporate Bond ETF	14.7%
State Street SPDR Bloomberg High Yield Bond ETF	12.6%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
PGIM High Yield Fund, Class Z	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.9%
Osterweis Strategic Income Fund, Class I	2.5%
iShares 0-5 Year High Yield Corporate Bond ETF	1.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Bond Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STBJX

Ocean Park Tactical Bond Fund

Investor Class (STBNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,449,732,938
  Number of Portfolio Holdings28
  Advisory Fee $8,500,322
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	43.6%
Money Market Funds	25.2%
Open End Funds	31.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-33.4%
Money Market Funds	33.6%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	33.6%
BlackRock High Yield Fund, Institutional Class	31.6%
iShares Broad USD High Yield Corporate Bond ETF	17.9%
iShares iBoxx $ High Yield Corporate Bond ETF	14.7%
State Street SPDR Bloomberg High Yield Bond ETF	12.6%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
PGIM High Yield Fund, Class Z	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.9%
Osterweis Strategic Income Fund, Class I	2.5%
iShares 0-5 Year High Yield Corporate Bond ETF	1.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Bond Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STBNX

Ocean Park Tactical Core Growth Fund

Instl Class (STEJX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$14,528,593
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$0
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	66.5%
Money Market Funds	31.6%
Open End Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
68.1%
Money Market Funds
31.6%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	31.6%
Equity	68.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	31.6%
State Street SPDR Portfolio S&P 500 ETF	29.8%
Vanguard Value ETF	4.6%
iShares International Select Dividend ETF	4.5%
iShares MSCI Canada ETF	3.9%
WisdomTree Japan Hedged Equity Fund	3.9%
Pacer Global Cash Cows Dividend ETF, USD Class	3.1%
Avantis U.S. Small Cap Value ETF	2.9%
VanEck Oil Services ETF	2.3%
Vanguard Small-Cap Growth ETF	2.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Core Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STEJX

Ocean Park Tactical Core Growth Fund

Investor Class (STENX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$70	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$14,528,593
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$0
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	66.5%
Money Market Funds	31.6%
Open End Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	31.6%
Equity	68.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	31.6%
State Street SPDR Portfolio S&P 500 ETF	29.8%
Vanguard Value ETF	4.6%
iShares International Select Dividend ETF	4.5%
iShares MSCI Canada ETF	3.9%
WisdomTree Japan Hedged Equity Fund	3.9%
Pacer Global Cash Cows Dividend ETF, USD Class	3.1%
Avantis U.S. Small Cap Value ETF	2.9%
VanEck Oil Services ETF	2.3%
Vanguard Small-Cap Growth ETF	2.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Core Growth Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STENX

Ocean Park Tactical Core Income Fund

Class A Shares (SSIZX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$67	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,088,824,273
  Number of Portfolio Holdings56
  Advisory Fee (net of waivers)$4,315,106
  Portfolio Turnover65%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	37.1%
Money Market Funds	37.8%
Open End Funds	25.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
62.9%
Money Market Funds
42.4%
Alternative
5.1%
Equity
1.8%
Liabilities in Excess of Other Assets
-12.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-12.2%
Equity	1.8%
Alternative	5.1%
Money Market Funds	42.4%
Fixed Income	62.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	42.4%
Invesco Senior Loan ETF	11.1%
JPMorgan Income Fund, Class I	5.4%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
State Street SPDR Blackstone Senior Loan ETF	4.0%
FPA New Income Fund, Institutional Class	4.0%
iShares Convertible Bond ETF	3.9%
Holbrook Income Fund, Class I	3.6%
iShares MBS ETF	3.5%
Vanguard Total Bond Market ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Core Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SSIZX

Ocean Park Tactical Core Income Fund

Class C Shares (SSICX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$97	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,088,824,273
  Number of Portfolio Holdings56
  Advisory Fee (net of waivers)$4,315,106
  Portfolio Turnover65%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	37.1%
Money Market Funds	37.8%
Open End Funds	25.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-12.2%
Equity	1.8%
Alternative	5.1%
Money Market Funds	42.4%
Fixed Income	62.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	42.4%
Invesco Senior Loan ETF	11.1%
JPMorgan Income Fund, Class I	5.4%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
State Street SPDR Blackstone Senior Loan ETF	4.0%
FPA New Income Fund, Institutional Class	4.0%
iShares Convertible Bond ETF	3.9%
Holbrook Income Fund, Class I	3.6%
iShares MBS ETF	3.5%
Vanguard Total Bond Market ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Core Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SSICX

Ocean Park Tactical Core Income Fund

Investor Class (SSIIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,088,824,273
  Number of Portfolio Holdings56
  Advisory Fee (net of waivers)$4,315,106
  Portfolio Turnover65%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	37.1%
Money Market Funds	37.8%
Open End Funds	25.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-12.2%
Equity	1.8%
Alternative	5.1%
Money Market Funds	42.4%
Fixed Income	62.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	42.4%
Invesco Senior Loan ETF	11.1%
JPMorgan Income Fund, Class I	5.4%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
State Street SPDR Blackstone Senior Loan ETF	4.0%
FPA New Income Fund, Institutional Class	4.0%
iShares Convertible Bond ETF	3.9%
Holbrook Income Fund, Class I	3.6%
iShares MBS ETF	3.5%
Vanguard Total Bond Market ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Core Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SSIIX

Ocean Park Tactical Core Income Fund

Instl Class (SSIRX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Shares	$48	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,088,824,273
  Number of Portfolio Holdings56
  Advisory Fee (net of waivers)$4,315,106
  Portfolio Turnover65%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	37.1%
Money Market Funds	37.8%
Open End Funds	25.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-12.2%
Equity	1.8%
Alternative	5.1%
Money Market Funds	42.4%
Fixed Income	62.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	42.4%
Invesco Senior Loan ETF	11.1%
JPMorgan Income Fund, Class I	5.4%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
State Street SPDR Blackstone Senior Loan ETF	4.0%
FPA New Income Fund, Institutional Class	4.0%
iShares Convertible Bond ETF	3.9%
Holbrook Income Fund, Class I	3.6%
iShares MBS ETF	3.5%
Vanguard Total Bond Market ETF	3.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Core Income Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SSIRX

Ocean Park Tactical Municipal Fund

Class A Shares (STMKX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$62	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$141,968,585
  Number of Portfolio Holdings23
  Advisory Fee (net of waivers)$528,117
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
83.9%
Money Market Funds
16.3%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STMKX

Ocean Park Tactical Municipal Fund

Class C Shares (STMHX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$99	1.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$141,968,585
  Number of Portfolio Holdings23
  Advisory Fee (net of waivers)$528,117
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STMHX

Ocean Park Tactical Municipal Fund

Investor Class (STMNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$141,968,585
  Number of Portfolio Holdings23
  Advisory Fee (net of waivers)$528,117
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STMNX

Ocean Park Tactical Municipal Fund

Instl Class (STMEX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$141,968,585
  Number of Portfolio Holdings23
  Advisory Fee (net of waivers)$528,117
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STMEX

Ocean Park Tactical Municipal Fund

Special Shares (STMYX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Special Shares	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$141,968,585
  Number of Portfolio Holdings23
  Advisory Fee (net of waivers)$528,117
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Municipal Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-STMYX

Ocean Park Tactical Risk Spectrum 30 Fund

Instl Class (SRTJX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 30 Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

What were the Fund’s costs for the last six months?

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$160,509,406
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$863,472
  Portfolio Turnover49%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	36.4%
Open End Funds	21.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
42.4%
Money Market Funds
37.8%
Equity
23.1%
Alternative
0.5%
Liabilities in Excess of Other Assets
-3.8%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.8%
Alternative	0.5%
Equity	23.1%
Money Market Funds	37.8%
Fixed Income	42.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	37.8%
State Street SPDR Portfolio S&P 500 ETF	12.0%
Vanguard Total Bond Market ETF	6.3%
Thornburg Strategic Income Fund, Class I	6.0%
Invesco Senior Loan ETF	4.3%
JPMorgan Mortgage-Backed Securities ETF	4.0%
JPMorgan Income Fund, Class I	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
Thornburg Investment Income Builder Fund, Class I	3.1%
iShares 20+ Year Treasury Bond ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Risk Spectrum 30 Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SRTJX

Ocean Park Tactical Risk Spectrum 30 Fund

Investor Class (SRTNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 30 Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

What were the Fund’s costs for the last six months?

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$160,509,406
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$863,472
  Portfolio Turnover49%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	36.4%
Open End Funds	21.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.8%
Alternative	0.5%
Equity	23.1%
Money Market Funds	37.8%
Fixed Income	42.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	37.8%
State Street SPDR Portfolio S&P 500 ETF	12.0%
Vanguard Total Bond Market ETF	6.3%
Thornburg Strategic Income Fund, Class I	6.0%
Invesco Senior Loan ETF	4.3%
JPMorgan Mortgage-Backed Securities ETF	4.0%
JPMorgan Income Fund, Class I	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
Thornburg Investment Income Builder Fund, Class I	3.1%
iShares 20+ Year Treasury Bond ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Risk Spectrum 30 Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SRTNX

Ocean Park Tactical Risk Spectrum 50 Fund

Class A Shares (SRFQX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$78	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$263,731,188
  Number of Portfolio Holdings54
  Advisory Fee $1,470,637
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	50.3%
Money Market Funds	27.3%
Open End Funds	22.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
39.2%
Fixed Income
35.4%
Money Market Funds
28.4%
Alternative
1.2%
Liabilities in Excess of Other Assets
-4.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Alternative	1.2%
Money Market Funds	28.4%
Fixed Income	35.4%
Equity	39.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	28.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
Thornburg Strategic Income Fund, Class I	5.0%
Vanguard Total Bond Market ETF	4.1%
Thornburg Investment Income Builder Fund, Class I	4.1%
Invesco Senior Loan ETF	3.4%
JPMorgan Mortgage-Backed Securities ETF	3.1%
Vanguard Value ETF	2.9%
JPMorgan Income Fund, Class I	2.8%
CrossingBridge Low Duration High Income Fund, Institutional Class	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Risk Spectrum 50 Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SRFQX

Ocean Park Tactical Risk Spectrum 50 Fund

Class C Shares (SRFKX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$115	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$263,731,188
  Number of Portfolio Holdings54
  Advisory Fee $1,470,637
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	50.3%
Money Market Funds	27.3%
Open End Funds	22.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Alternative	1.2%
Money Market Funds	28.4%
Fixed Income	35.4%
Equity	39.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	28.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
Thornburg Strategic Income Fund, Class I	5.0%
Vanguard Total Bond Market ETF	4.1%
Thornburg Investment Income Builder Fund, Class I	4.1%
Invesco Senior Loan ETF	3.4%
JPMorgan Mortgage-Backed Securities ETF	3.1%
Vanguard Value ETF	2.9%
JPMorgan Income Fund, Class I	2.8%
CrossingBridge Low Duration High Income Fund, Institutional Class	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Risk Spectrum 50 Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SRFKX

Ocean Park Tactical Risk Spectrum 50 Fund

Instl Class (SRFJX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$263,731,188
  Number of Portfolio Holdings54
  Advisory Fee $1,470,637
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	50.3%
Money Market Funds	27.3%
Open End Funds	22.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Alternative	1.2%
Money Market Funds	28.4%
Fixed Income	35.4%
Equity	39.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	28.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
Thornburg Strategic Income Fund, Class I	5.0%
Vanguard Total Bond Market ETF	4.1%
Thornburg Investment Income Builder Fund, Class I	4.1%
Invesco Senior Loan ETF	3.4%
JPMorgan Mortgage-Backed Securities ETF	3.1%
Vanguard Value ETF	2.9%
JPMorgan Income Fund, Class I	2.8%
CrossingBridge Low Duration High Income Fund, Institutional Class	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Risk Spectrum 50 Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SRFJX

Ocean Park Tactical Risk Spectrum 50 Fund

Investor Class (SRFNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$263,731,188
  Number of Portfolio Holdings54
  Advisory Fee $1,470,637
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	50.3%
Money Market Funds	27.3%
Open End Funds	22.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Alternative	1.2%
Money Market Funds	28.4%
Fixed Income	35.4%
Equity	39.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	28.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
Thornburg Strategic Income Fund, Class I	5.0%
Vanguard Total Bond Market ETF	4.1%
Thornburg Investment Income Builder Fund, Class I	4.1%
Invesco Senior Loan ETF	3.4%
JPMorgan Mortgage-Backed Securities ETF	3.1%
Vanguard Value ETF	2.9%
JPMorgan Income Fund, Class I	2.8%
CrossingBridge Low Duration High Income Fund, Institutional Class	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Risk Spectrum 50 Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SRFNX

Ocean Park Tactical Risk Spectrum 70 Fund

Instl Class (SRSJX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 70 Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$75,446,168
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$349,909
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.3%
Money Market Funds	33.7%
Open End Funds	11.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
49.6%
Money Market Funds
35.2%
Fixed Income
19.5%
Liabilities in Excess of Other Assets
-4.3%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.3%
Fixed Income	19.5%
Money Market Funds	35.2%
Equity	49.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	35.2%
State Street SPDR Portfolio S&P 500 ETF	21.3%
Thornburg Investment Income Builder Fund, Class I	5.7%
Vanguard Value ETF	3.8%
Invesco Senior Loan ETF	3.6%
iShares MSCI Canada ETF	2.9%
Thornburg Strategic Income Fund, Class I	2.6%
Vanguard Total Bond Market ETF	2.5%
Pacer Global Cash Cows Dividend ETF, USD Class	2.1%
Vanguard Small-Cap Growth ETF	2.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Risk Spectrum 70 Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SRSJX

Ocean Park Tactical Risk Spectrum 70 Fund

Investor Class (SRSNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 70 Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$75,446,168
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$349,909
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.3%
Money Market Funds	33.7%
Open End Funds	11.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.3%
Fixed Income	19.5%
Money Market Funds	35.2%
Equity	49.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	35.2%
State Street SPDR Portfolio S&P 500 ETF	21.3%
Thornburg Investment Income Builder Fund, Class I	5.7%
Vanguard Value ETF	3.8%
Invesco Senior Loan ETF	3.6%
iShares MSCI Canada ETF	2.9%
Thornburg Strategic Income Fund, Class I	2.6%
Vanguard Total Bond Market ETF	2.5%
Pacer Global Cash Cows Dividend ETF, USD Class	2.1%
Vanguard Small-Cap Growth ETF	2.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ocean Park Tactical Risk Spectrum 70 Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SRSNX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OCEAN PARK TACTICAL ALL ASSET FUND

OCEAN PARK TACTICAL CORE INCOME FUND

OCEAN PARK TACTICAL MUNICIPAL FUND

OCEAN PARK TACTICAL BOND FUND

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND

OCEAN PARK TACTICAL CORE GROWTH FUND

Semi-Annual Financial Statements and Additional Information
March 31, 2026

1-866-738-4363
www.oceanparkam.com

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.9%
	EQUITY - 29.1%
33,400	Avantis U.S. Small Cap Value ETF	$3,689,698
36,600	First Trust Utilities AlphaDEX Fund	1,814,994
49,000	Global X MLP & Energy Infrastructure ETF	3,623,060
95,500	Global X S&P 500 Covered Call ETF(a)	3,736,915
17,900	Invesco S&P 500 Equal Weight Energy ETF	1,959,513
88,500	iShares International Select Dividend ETF	3,766,560
145,100	iShares MSCI Canada ETF	7,950,029
41,100	iShares MSCI EAFE Min Vol Factor ETF(a)	3,755,307
82,300	Pacer Global Cash Cows Dividend ETF	3,805,552
767,000	State Street SPDR Portfolio S&P 500 ETF	58,706,180
3,600	VanEck Oil Services ETF	1,455,156
7,100	Vanguard Small-Cap Growth ETF	2,145,975
30,600	Vanguard Value ETF	6,003,720
28,500	WisdomTree Japan Hedged Equity Fund	4,519,530
		106,932,189
	FIXED INCOME - 5.8%
410,000	Invesco Senior Loan ETF	8,368,100
34,200	iShares Floating Rate Bond ETF	1,742,490
73,400	Janus Henderson AAA CLO ETF(a)	3,697,158
40,200	Janus Henderson B-BBB CLO ETF(a)	1,873,521
192,000	Principal Spectrum Preferred Securities Active ETF	3,613,440
27,000	Vanguard Long-Term Bond ETF	1,857,060
		21,151,769

	TOTAL EXCHANGE-TRADED FUNDS (Cost $121,353,548)	128,083,958

	OPEN END FUNDS — 25.4%
	ALTERNATIVE - 3.9%
242,853	BlackRock Global Equity Market Neutral Fund, Institutional Class	3,693,791
1,221,149	DoubleLine Flexible Income Fund, Class I	10,599,575
1	JPMorgan Hedged Equity Fund, Class I	35
		14,293,401

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares			Fair Value
		OPEN END FUNDS — 25.4% (Continued)
		EQUITY - 5.0%
69,287		FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (c)	$3,798,982
1		JPMorgan Emerging Markets Equity Fund, Class I	47
1		Kopernik Global All-Cap Fund, Class I	17
405,447		Thornburg Investment Income Builder Fund, Class I	14,673,125
			18,472,171
		FIXED INCOME - 16.5%
2,388		American Century High Income Fund, Class I	20,534
2		BlackRock Floating Rate Income Fund, Institutional Class	15
2,293		BlackRock High Yield Fund, Institutional Class	16,213
6,932		BlackRock National Municipal Fund, Institutional Class	68,631
2,800		BlackRock Strategic Income Opportunities Fund, Institutional Class	26,934
3,003		BlackRock Strategic Municipal Opportunities Fund, Institutional Class	30,904
0	(f)	JPMorgan Emerging Markets Debt Fund, Class I	0	(g)
1,424,955		JPMorgan Income Fund, Class I	12,126,365
6		Metropolitan West High Yield Bond Fund, Class I	56
3,014		Metropolitan West Total Return Bond Fund, Class I	27,428
3,403		Neuberger Berman Strategic Income Fund, Class I	34,171
7,520		Nuveen Bond Index Fund, Institutional Class	72,943
2,346		Nuveen California Municipal Bond Fund, Class I	23,223
5,721		Nuveen High Yield Municipal Bond Fund, Class I	80,717
2,491		Nuveen Preferred Securities and Income Fund, Class I	39,534
3,882		Nuveen Short Duration High Yield Municipal Bond, Class I	36,258
988		Nuveen Strategic Income Fund, Class I	9,733
750		PIMCO Diversified Income Fund, Institutional Class	7,385
25		PIMCO High Yield Municipal Bond Fund, Institutional Class	207
1,470		PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	14,234
1,358		PIMCO Real Return Fund, Institutional Class	14,033
4,794		PIMCO Total Return Fund, Institutional Class	41,899
1,636,735		Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	14,992,491
10,104		TCW Emerging Markets Income Fund, Class I	68,507
1,675,131		Thornburg Strategic Income Fund, Class I	19,196,997
1,417,221		Voya Securitized Credit Fund, Class I	13,619,494
			60,568,906

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 25.4% (Continued)
	MIXED ALLOCATION - 0.0%(d)
1,713	Nuveen Real Asset Income Fund, Class I	$38,536

	TOTAL OPEN END FUNDS (Cost $90,672,819)	93,373,014

	SHORT-TERM INVESTMENTS — 41.3%
	COLLATERAL FOR SECURITIES LOANED - 1.7%
6,268,858	First American Government Obligations Fund, Class X, 3.58%(b)(e) (Cost $6,268,858)	6,268,858

	MONEY MARKET FUND - 39.6%
145,457,557	First American Government Obligations Fund, Class X, 3.58%(e) (Cost $145,457,557)	145,457,557

	TOTAL SHORT-TERM INVESTMENTS (Cost $151,726,415)	151,726,415

	TOTAL INVESTMENTS - 101.6% (Cost $363,752,782)	$373,183,387
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(5,875,357)
	NET ASSETS - 100.0%	$367,308,030

CLO	- Collateralized Loan Obligation

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $6,154,493, as of March 31, 2026.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $6,268,858 at March 31, 2026.

(c)	Non-income producing security.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(f)	Less than one share.

(g)	Less than $1 USD.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.6%
	FIXED INCOME - 41.6%
98,100	Franklin Dynamic Municipal Bond ETF(a)	$2,431,899
5,894,700	Invesco Senior Loan ETF(a)	120,310,827
362,200	iShares 20+ Year Treasury Bond ETF	31,399,118
420,200	iShares Convertible Bond ETF(a)	42,772,158
401,300	iShares MBS ETF	38,103,435
98,800	iShares TIPS Bond ETF	10,903,568
435,100	Janus Henderson AAA CLO ETF(a)	21,915,987
236,000	Janus Henderson B-BBB CLO ETF	10,998,780
351,700	JPMorgan Active Bond ETF	18,910,909
597,185	JPMorgan Mortgage-Backed Securities ETF(a)	30,456,435
204,100	PIMCO Active Bond ETF	18,834,348
1,084,900	State Street SPDR Blackstone Senior Loan ETF(a)	43,547,886
395,600	Vanguard Long-Term Bond ETF	27,209,368
481,100	Vanguard Total Bond Market ETF	35,428,204
	TOTAL EXCHANGE-TRADED FUNDS (Cost $455,065,427)	453,222,922

	OPEN END FUNDS — 28.2%
	ALTERNATIVE - 5.1%
1,437,173	BlackRock Global Equity Market Neutral Fund, Institutional Class	21,859,398
2,755,478	Metropolitan West Unconstrained Bond Fund, Class I	28,601,862
574,360	Victory Market Neutral Income Fund, Class I	5,278,372
		55,739,632
	EQUITY - 1.8%
832,639	Tortoise Energy Infrastructure Total Return Fund, Institutional Class	19,283,929

	FIXED INCOME - 21.3%
10,222	Allspring Municipal Bond Fund, Institutional Class	98,539
6,105	American Century High Income Fund, Class I	52,504
3,455,202	Angel Oak Multi-Strategy Income Fund, Institutional Class	30,129,361
2,030	Aristotle Floating Rate Income Fund, Class I	18,692
2,851	BlackRock Floating Rate Income Fund, Institutional Class	26,629

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 28.2% (Continued)
	FIXED INCOME - 21.3% (Continued)
8,464	BlackRock High Yield Fund, Institutional Class	$59,841
19,783	BlackRock National Municipal Fund, Institutional Class	195,855
3,047	BlackRock New York Municipal Opportunities Fund, Institutional Class	31,627
7,974	BlackRock Strategic Income Opportunities Fund, Institutional Class	76,708
8,462	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	87,072
8,401	Credit Suisse Floating Rate High Income Fund, Institutional Class	50,409
721	Fidelity Capital & Income Fund, Class I	7,819
4,291,114	FPA New Income Fund, Institutional Class	42,868,233
3,968,681	Holbrook Income Fund, Class I	38,694,636
4,254	JPMorgan Emerging Markets Debt Fund, Class I	27,436
6,923,286	JPMorgan Income Fund, Class I	58,917,167
300	Leader Capital High Quality Income Fund, Institutional Class	3,295
12,244	Metropolitan West Total Return Bond Fund, Class I	111,418
908	Neuberger Berman Floating Rate Income Fund, Class I	8,325
10,612	Neuberger Berman Strategic Income Fund, Class I	106,547
24,026	Nuveen Bond Index Fund, Institutional Class	233,053
20,805	Nuveen High Yield Municipal Bond Fund, Class I	293,555
1,997	Nuveen Intermediate Duration Municipal Bond Fund, Class I	17,610
2,418	Nuveen Preferred Securities and Income Fund, Class I	38,378
10,953	Nuveen Short Duration High Yield Municipal Bond, Class I	102,297
35	Nuveen Strategic Income Fund, Class I	348
11,323	PIMCO Diversified Income Fund, Institutional Class	111,529
17,008	PIMCO High Yield Municipal Bond Fund, Institutional Class	141,504
2,059	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	19,935
517	PIMCO International Bond Fund Unhedged, Institutional Class	3,899
798	PIMCO Low Duration Income Fund, Institutional Class	6,541
4,140	PIMCO Real Return Fund, Institutional Class	42,765
10,938	PIMCO Total Return Fund, Institutional Class	95,595
4,853,586	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	44,458,843
1,375,664	Thompson Bond Fund, Institutional Class	14,540,770
1,303	Thornburg Strategic Income Fund, Class I	14,935
		231,693,670

	TOTAL OPEN END FUNDS (Cost $300,953,410)	306,717,231

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 42.4%
	COLLATERAL FOR SECURITIES LOANED - 12.2%
133,458,272	First American Government Obligations Fund, Class X, 3.58%(b)(c) (Cost $133,458,272)	$133,458,272

	MONEY MARKET FUND – 30.2%
328,507,528	First American Government Obligations Fund, Class X, 3.58%(c) (Cost $328,507,528)	328,507,528

	TOTAL SHORT-TERM INVESTMENTS (Cost $461,965,800)	461,965,800

	TOTAL INVESTMENTS - 112.2% (Cost $1,217,984,637)	$1,221,905,953
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%	(133,081,680)
	NET ASSETS - 100.0%	$1,088,824,273

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $131,750,352, as of March 31, 2026.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $133,458,272 at March 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 7.0%
	FIXED INCOME - 7.0%
116,300	First Trust Municipal High Income ETF(a)	$5,528,902
178,400	Franklin Dynamic Municipal Bond ETF	4,422,536
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,850,873)	9,951,438

	OPEN END FUNDS — 76.9%
	FIXED INCOME - 76.9%
800	Allspring California Tax-Free Fund, Institutional Class	8,284
3,244,554	Allspring Municipal Bond Fund, Institutional Class	31,277,500
2,123	American Century High-Yield Municipal Fund, Class I	18,344
728,807	American High-Income Municipal Bond Fund, Class I	11,077,864
9,369	BlackRock National Municipal Fund, Institutional Class	92,756
3,841	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	39,521
3,924	City National Rochdale Municipal High Income Fund, Service Class	36,104
5,469	First Eagle Funds - First Eagle High Income Fund, Class I	43,368
4,629	Northern Intermediate Tax-Exempt Fund, Class I	45,455
1,173	Nuveen California High Yield Municipal Bond Fund, Class I	9,068
2,330	Nuveen California Municipal Bond Fund, Class I	23,070
1,807,361	Nuveen High Yield Municipal Bond Fund, Class I	25,501,869
881	Nuveen Intermediate Duration Municipal Bond Fund, Class I	7,772
835	Nuveen Limited Term Municipal Bond Fund, Class I	9,098
719,791	Nuveen Short Duration High Yield Municipal Bond, Class I	6,722,851
2,751,091	PIMCO High Yield Municipal Bond Fund, Institutional Class	22,889,077
1,020	Putnam Strategic Intermediate Municipal Fund, Class Y	14,330
1,186,105	Russell Tax Exempt High Yield Bond Fund, Class S	11,374,745
	TOTAL OPEN END FUNDS (Cost $108,787,807)	109,191,076

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.3%
	COLLATERAL FOR SECURITIES LOANED - 0.0%(d)
53,350	First American Government Obligations Fund, Class X, 3.58%(b)(c) (Cost $53,350)	$53,350

	MONEY MARKET FUNDS - 16.3%
8,907	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.15%(c) (e)	8,908
23,112,133	First American Government Obligations Fund, Class X, 3.58%(c)	23,112,133
	TOTAL MONEY MARKET FUNDS (Cost $23,121,041)	23,121,041

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,174,391)	23,174,391

	TOTAL INVESTMENTS - 100.2% (Cost $141,813,071)	$142,316,905
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(348,320)
	NET ASSETS - 100.0%	$141,968,585

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $52,294, as of March 31, 2026.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $53,350 at March 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(d)	Rounds to less than 0.1%.

(e)	Floating Net Asset Value.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares			Fair Value
		EXCHANGE-TRADED FUNDS — 58.2%
		FIXED INCOME - 58.2%
131,600		BNY Mellon High Yield ETF	$6,239,156
516,000		iShares 0-5 Year High Yield Corporate Bond ETF	21,831,960
7,029,200		iShares Broad USD High Yield Corporate Bond ETF(a)	258,955,729
2,671,400		iShares iBoxx $ High Yield Corporate Bond ETF(a)	212,536,584
265,700		JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	12,177,031
128,300		PGIM Active High Yield Bond ETF	4,443,029
654,600		State Street SPDR Bloomberg Short Term High Yield Bond ETF	16,351,908
3,748,100		State Street SPDR Portfolio High Yield Bond ETF	87,405,692
1,906,100		State Street SPDR Bloomberg High Yield Bond ETF(a)	182,451,892
1,155,500		Xtrackers USD High Yield Corporate Bond ETF(a)	41,782,880
		TOTAL EXCHANGE-TRADED FUNDS (Cost $846,057,913)	844,175,861

		OPEN END FUNDS — 41.6%
		FIXED INCOME - 41.6%
3,386		Allspring Short-Term High Income Fund, Institutional Class	26,448
1,156,145		American Beacon SiM High Yield Opportunities Fund, Class Y	10,856,198
1,884,247		American Century High Income Fund, Class I	16,204,524
64,845,781		BlackRock High Yield Fund, Institutional Class	458,459,676
4,086,719		Eaton Vance Income Fund of Boston, Institutional Class	21,169,203
19,576		Fidelity Capital & Income Fund, Class I	212,205
53,040		Fidelity High Income Fund, Class I	424,848
1,888,787		MassMutual High Yield Fund, Class I	15,148,071
13		Metropolitan West High Yield Bond Fund, Class I	121
0	(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
4,603		Nuveen High Yield Fund, Institutional Class	40,368
3,276,292		Osterweis Strategic Income Fund, Class I	36,202,589
9,146,479		PGIM High Yield Fund, Class Z	43,628,705
25,353		PGIM Short Duration High Yield, Class Z	210,939
0	(d)	PIMCO High Yield Fund, Institutional Class	1
4,807		Principal High Yield Fund, Institutional Class	31,584
		TOTAL OPEN END FUNDS (Cost $607,055,604)	602,615,481

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 33.6%
	COLLATERAL FOR SECURITIES LOANED - 33.3%
482,086,660	First American Government Obligations Fund, Class X, 3.58%(b)(c) (Cost $482,086,660)	$482,086,660

	MONEY MARKET FUND - 0.3%
5,116,252	First American Government Obligations Fund, Class X, 3.58%(c) (Cost $5,116,252)	5,116,252

	TOTAL SHORT-TERM INVESTMENTS (Cost $487,202,912)	487,202,912

	TOTAL INVESTMENTS - 133.4% (Cost $1,940,316,429)	$1,933,994,254
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.4)%	(484,261,316)
	NET ASSETS - 100.0%	$1,449,732,938

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $476,624,669, as of March 31, 2026.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $482,086,660 at March 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(d)	Less than one share.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 52.5%
	EQUITY - 35.1%
26,400	First Trust Utilities AlphaDEX Fund	$1,309,176
12,400	Invesco S&P 500 Equal Weight Energy ETF	1,357,428
89,000	iShares International Select Dividend ETF	3,787,840
76,700	iShares MSCI Canada ETF(a)	4,202,393
29,500	iShares MSCI EAFE Min Vol Factor ETF(a)	2,695,415
82,700	Pacer Global Cash Cows Dividend ETF(a)	3,824,048
784,100	State Street SPDR Portfolio S&P 500 ETF	60,015,013
16,600	Vanguard Small-Cap Growth ETF	5,017,350
38,500	Vanguard Value ETF	7,553,700
16,900	WisdomTree Japan Hedged Equity Fund	2,680,002
		92,442,365
	FIXED INCOME - 17.4%
442,700	Invesco Senior Loan ETF	9,035,507
50,100	iShares 20+ Year Treasury Bond ETF	4,343,169
36,600	iShares CMBS ETF	1,783,518
54,600	iShares Floating Rate Bond ETF	2,781,870
52,700	Janus Henderson AAA CLO ETF(a)	2,654,499
159,142	JPMorgan Mortgage-Backed Securities ETF(a)	8,116,242
91,900	State Street SPDR Blackstone Senior Loan ETF(a)	3,688,866
38,900	Vanguard Long-Term Bond ETF(a)	2,675,542
146,500	Vanguard Total Bond Market ETF	10,788,260
		45,867,473

	TOTAL EXCHANGE-TRADED FUNDS (Cost $130,210,661)	138,309,838

	OPEN END FUNDS — 23.3%
	ALTERNATIVE - 1.2%
373,377	DoubleLine Flexible Income Fund, Class I	3,240,916
1	JPMorgan Hedged Equity Fund, Class I	35
		3,240,951
	EQUITY - 4.1%
1	Kopernik Global All-Cap Fund, Class I	17

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 23.3% (Continued)
	EQUITY - 4.1% (Continued)
296,172	Thornburg Investment Income Builder Fund, Class I	$10,718,467
		10,718,484
	FIXED INCOME - 18.0%
550	Allspring California Tax-Free Fund, Institutional Class	5,691
1,871	Ashmore Emerging Markets Total Return Fund, Institutional Class	9,618
602	BlackRock Floating Rate Income Fund, Institutional Class	5,619
546,484	BlackRock High Yield Fund, Institutional Class	3,863,638
1,187	BlackRock National Municipal Fund, Institutional Class	11,755
852	BlackRock Strategic Income Opportunities Fund, Institutional Class	8,199
375	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,857
607,876	CrossingBridge Low Duration High Income Fund, Institutional Class	5,825,579
359,399	DoubleLine Low Duration Emerging Markets Fixed, Class I	3,464,603
850,026	JPMorgan Income Fund, Class I	7,233,721
1,386	Metropolitan West Total Return Bond Fund, Class I	12,617
1,241	Neuberger Berman Strategic Income Fund, Class I	12,461
118,754	North Square Preferred And Income Securities Fund, Class I	2,485,477
2,622	Nuveen Bond Index Fund, Institutional Class	25,429
152,240	Nuveen Floating Rate Income Fund, Class I	2,685,514
1,986	Nuveen High Yield Municipal Bond Fund, Class I	28,027
1,437	Nuveen Preferred Securities and Income Fund, Class I	22,807
487	Nuveen Short Duration High Yield Municipal Bond, Class I	4,550
766	Nuveen Strategic Income Fund, Class I	7,543
688	PIMCO Diversified Income Fund, Institutional Class	6,773
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	19
716	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6,935
293	PIMCO Low Duration Income Fund, Institutional Class	2,400
457	PIMCO Real Return Fund, Institutional Class	4,724
993	PIMCO Total Return Fund, Institutional Class	8,678
618,235	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,663,034
352,500	RiverPark Strategic Income Fund, Institutional Class	2,982,591
3,418	TCW Emerging Markets Income Fund, Class I	23,173
1,149,168	Thornburg Strategic Income Fund, Class I	13,169,471
		47,584,503

	TOTAL OPEN END FUNDS (Cost $60,409,721)	61,543,938

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 28.4%
	COLLATERAL FOR SECURITIES LOANED - 4.2%
11,121,986	First American Government Obligations Fund, Class X, 3.58%(b)(c) (Cost $11,121,986)	$11,121,986

	MONEY MARKET FUND - 24.2%
63,879,140	First American Government Obligations Fund, Class X, 3.58%(c) (Cost $63,879,140)	63,879,140

	TOTAL SHORT-TERM INVESTMENTS (Cost $75,001,126)	75,001,126

	TOTAL INVESTMENTS - 104.2% (Cost $265,621,508)	$274,854,902
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(11,123,714)
	NET ASSETS - 100.0%	$263,731,188

CLO	- Collateralized Loan Obligation

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $10,962,232, as of March 31, 2026.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $11,121,986 at March 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 43.6%
	EQUITY - 20.0%
8,400	Avantis U.S. Small Cap Value ETF	$927,948
9,500	First Trust Utilities AlphaDEX Fund	471,105
4,500	Invesco S&P 500 Equal Weight Energy ETF	492,615
38,100	iShares International Select Dividend ETF	1,621,536
25,800	iShares MSCI Canada ETF	1,413,582
13,300	iShares MSCI EAFE Min Vol Factor ETF	1,215,221
35,400	Pacer Global Cash Cows Dividend ETF	1,636,896
251,800	State Street SPDR Portfolio S&P 500 ETF	19,272,772
5,700	Vanguard Small-Cap Growth ETF	1,722,825
11,800	Vanguard Value ETF	2,315,160
6,500	WisdomTree Japan Hedged Equity Fund	1,030,770
		32,120,430
	FIXED INCOME - 23.6%
48,200	Franklin Dynamic Municipal Bond ETF	1,194,878
339,900	Invesco Senior Loan ETF	6,937,359
41,400	iShares 20+ Year Treasury Bond ETF	3,588,966
20,586	iShares CMBS ETF	1,003,156
33,700	iShares Floating Rate Bond ETF	1,717,015
63,600	Janus Henderson AAA CLO ETF(a)	3,203,532
125,103	JPMorgan Mortgage-Backed Securities ETF	6,380,253
79,400	State Street SPDR Blackstone Senior Loan ETF(a)	3,187,116
8,100	Vanguard Long-Term Bond ETF	557,118
136,800	Vanguard Total Bond Market ETF	10,073,952
		37,843,345

	TOTAL EXCHANGE-TRADED FUNDS (Cost $67,232,880)	69,963,775

	OPEN END FUNDS — 22.4%
	ALTERNATIVE - 0.5%
87,167	DoubleLine Flexible Income Fund, Class I	756,611

	EQUITY - 3.1%
1	Kopernik Global All-Cap Fund, Class I	17

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 22.4% (Continued)
	EQUITY - 3.1% (Continued)
140,324	Thornburg Investment Income Builder Fund, Class I	$5,078,307
		5,078,324
	FIXED INCOME - 18.8%
119	American Century High Income Fund, Class I	1,024
728	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	4,068
548	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,816
309,179	BlackRock High Yield Fund, Institutional Class	2,185,898
133	BlackRock Strategic Income Opportunities Fund, Institutional Class	1,276
176	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,810
74,183	CrossingBridge Low Duration High Income Fund, Institutional Class	710,935
56,968	DoubleLine Low Duration Emerging Markets Fixed, Class I	549,171
582	First Eagle Funds - First Eagle High Income Fund, Class I	4,613
256,765	Holbrook Structured Income Fund, Class I	2,500,888
672,919	JPMorgan Income Fund, Class I	5,726,545
201	Metropolitan West Total Return Bond Fund, Class I	1,829
323	Nuveen Bond Index Fund, Institutional Class	3,135
127,682	Nuveen Floating Rate Income Fund, Class I	2,252,318
248	Nuveen High Yield Municipal Bond Fund, Class I	3,503
125	Nuveen Preferred Securities and Income Fund, Class I	1,983
172	Nuveen Short Duration High Yield Municipal Bond, Class I	1,608
192	Nuveen Strategic Income Fund, Class I	1,889
842	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	8,146
679	PIMCO International Bond Fund Unhedged, Institutional Class	5,122
170	PIMCO Total Return Fund, Institutional Class	1,484
606,150	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,552,338
118,177	RiverPark Strategic Income Fund, Institutional Class	999,926
155	TCW Emerging Markets Income Fund, Class I	1,050
1	TCW Emerging Markets Local Currency Income Fund, Class I	9
1	TCW Securitized Bond Fund, Class I	9
837,716	Thornburg Strategic Income Fund, Class I	9,600,228
		30,123,621

	TOTAL OPEN END FUNDS (Cost $35,814,151)	35,958,556

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 37.8%
	COLLATERAL FOR SECURITIES LOANED - 4.0%
6,461,582	First American Government Obligations Fund, Class X, 3.58%(b)(c) (Cost $6,461,582)	$6,461,582

	MONEY MARKET FUND - 33.8%
54,171,123	First American Government Obligations Fund, Class X, 3.58%(c) (Cost $54,171,123)	54,171,123

	TOTAL SHORT-TERM INVESTMENTS (Cost $60,632,705)	60,632,705

	TOTAL INVESTMENTS - 103.8% (Cost $163,679,736)	$166,555,036
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%	(6,045,630)
	NET ASSETS - 100.0%	$160,509,406

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage Backed Securities

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $6,326,742, as of March 31, 2026.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $6,461,582 at March 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.7%
	EQUITY - 43.9%
13,500	Avantis U.S. Small Cap Value ETF	$1,491,345
21,300	Dimensional US Large Cap Value ETF	760,623
10,400	Dimensional US Small Cap ETF (a)	739,752
10,500	First Trust Utilities AlphaDEX Fund	520,695
4,900	Invesco S&P 500 Equal Weight Energy ETF	536,403
36,200	iShares International Select Dividend ETF	1,540,672
39,800	iShares MSCI Canada ETF	2,180,642
12,600	iShares MSCI EAFE Min Vol Factor ETF	1,151,262
3,800	JPMorgan BetaBuilders Canada ETF	357,428
33,600	Pacer Global Cash Cows Dividend ETF	1,553,664
209,700	State Street SPDR Portfolio S&P 500 ETF	16,050,438
1,300	VanEck Oil Services ETF	525,473
5,100	Vanguard Small-Cap Growth ETF	1,541,475
14,600	Vanguard Value ETF	2,864,520
8,300	WisdomTree Japan Hedged Equity Fund	1,316,214
		33,130,606
	FIXED INCOME - 13.8%
26,500	Franklin Dynamic Municipal Bond ETF(a)	656,935
134,000	Invesco Senior Loan ETF	2,734,940
5,900	iShares 20+ Year Treasury Bond ETF	511,471
6,100	iShares CMBS ETF	297,253
18,300	iShares iBoxx $ High Yield Corporate Bond ETF(a)	1,455,948
15,100	Janus Henderson AAA CLO ETF(a)	760,587
19,548	JPMorgan Mortgage-Backed Securities ETF	996,948
18,700	State Street SPDR Blackstone Senior Loan ETF(a)	750,618
5,500	Vanguard Long-Term Bond ETF	378,290
25,200	Vanguard Total Bond Market ETF	1,855,728
		10,398,718

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,824,348)	43,529,324

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 11.4%
	EQUITY - 5.7%
1	Kopernik Global All-Cap Fund	$17
119,461	Thornburg Investment Income Builder Fund, Class I	4,323,278
		4,323,295
	FIXED INCOME - 5.7%
58	American Century High Income Fund, Class I	497
36	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	345
118,882	JPMorgan Income Fund, Class I	1,011,682
52	Metropolitan West Total Return Bond Fund, Class I	478
25,952	Nuveen Floating Rate Income Fund, Class I	457,800
35	Nuveen Preferred Securities and Income Fund, Class I	561
44	PIMCO Total Return Fund, Institutional Class	385
95,878	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	878,243
14	TCW Emerging Markets Income Fund, Class I	93
169,681	Thornburg Strategic Income Fund, Class I	1,944,548
		4,294,632

	TOTAL OPEN END FUNDS (Cost $8,263,557)	8,617,927

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 35.2%
	COLLATERAL FOR SECURITIES LOANED - 4.5%
3,353,821	First American Government Obligations Fund, Class X, 3.58%(b)(c) (Cost $3,353,821)	$3,353,821

	MONEY MARKET FUND - 30.7%
23,195,574	First American Government Obligations Fund, Class X, 3.58%(c) (Cost $23,195,574)	23,195,574

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,549,395)	26,549,395

	TOTAL INVESTMENTS - 104.3% (Cost $75,637,300)	$78,696,646
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%	(3,250,478)
	NET ASSETS - 100.0%	$75,446,168

CLO	- Collateralized Loan Obligation

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $3,298,336, as of March 31, 2026.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $3,353,821 at March 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.3%
	EQUITY - 66.3%
3,864	Avantis U.S. Small Cap Value ETF	$426,856
2,904	First Trust Utilities AlphaDEX Fund	144,009
4,005	Franklin FTSE Mexico ETF	147,054
3,001	Global X MLP & Energy Infrastructure ETF	221,894
1,414	Invesco S&P 500 Equal Weight Energy ETF	154,791
2,632	Invesco S&P SmallCap Information Technology ETF	158,116
15,346	iShares International Select Dividend ETF	653,126
10,446	iShares MSCI Canada ETF	572,336
3,251	iShares MSCI EAFE Min Vol Factor ETF	297,044
2,235	JPMorgan BetaBuilders Canada ETF	210,224
9,781	Pacer Global Cash Cows Dividend ETF	452,273
56,653	State Street SPDR Portfolio S&P 500 ETF	4,336,220
818	VanEck Oil Services ETF	330,644
1,005	Vanguard Small-Cap Growth ETF	303,761
3,413	Vanguard Value ETF	669,631
3,536	WisdomTree Japan Hedged Equity Fund	560,739
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,889,787)	9,638,718

	OPEN END FUNDS — 1.8%
	EQUITY - 1.8%
4,847	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class(a)	265,782
1	Kopernik Global All-Cap Fund, Class I	17
	TOTAL OPEN END FUNDS (Cost $273,991)	265,799

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 31.6%
	MONEY MARKET FUND - 31.6%
4,583,930	First American Government Obligations Fund, Class X, 3.58% (Cost $4,583,930)(b)	$4,583,930

	TOTAL INVESTMENTS - 99.7% (Cost $13,747,708)	$14,488,447
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	40,146
	NET ASSETS - 100.0%	$14,528,593

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

	Ocean Park	Ocean Park	Ocean Park
	Tactical All	Tactical Core	Tactical	Ocean Park
	Asset Fund	Income Fund	Municipal Fund	Tactical Bond Fund
ASSETS
Investment securities:
At cost	$363,752,782	$1,217,984,637	$141,813,071	$1,940,316,429
At value (includes securities on loan with a market value of $6,154,493, $131,750,352, $52,294, $476,624,669)	$373,183,387	$1,221,905,953	$142,316,905	$1,933,994,254
Receivable for Fund shares sold	587,222	1,047,010	87,727	1,159,472
Dividends and interest receivable	625,183	1,885,145	82,890	426,987
Prepaid expenses and other assets	31,146	15,331	51,492	46,009
TOTAL ASSETS	374,426,938	1,224,853,439	142,539,014	1,935,626,722

LIABILITIES
Securities lending collateral payable	6,268,858	133,458,272	53,350	482,086,660
Payable for Fund shares repurchased	306,536	1,506,793	328,401	2,005,497
Investment advisory fees payable	396,445	690,371	81,886	1,320,716
Distribution (12b-1) fees payable	23,028	97,597	2,053	20,625
Payable to related parties	63,015	94,071	59,361	147,073
Accrued expenses and other liabilities	61,026	182,062	45,378	313,213
TOTAL LIABILITIES	7,118,908	136,029,166	570,429	485,893,784
NET ASSETS	$367,308,030	$1,088,824,273	$141,968,585	$1,449,732,938

Net Assets Consist Of:
Paid in capital	$404,042,703	$1,255,552,754	$165,644,911	$1,637,042,589
Accumulated deficit	(36,734,673)	(166,728,481)	(23,676,326)	(187,309,651)
NET ASSETS	$367,308,030	$1,088,824,273	$141,968,585	$1,449,732,938

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2026

	Ocean Park		Ocean Park		Ocean Park
	Tactical All		Tactical Core		Tactical		Ocean Park
	Asset Fund		Income Fund		Municipal Fund		Tactical Bond Fund
Net Asset Value Per Share:
Class A:
Net Assets	$13,407,979		$22,215,605		$3,699,756		$7,646,306
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	600,886		1,143,728		153,492		312,187
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.31	(b)	$19.42		$24.10		$24.49	(b)
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$23.18	(b)	$20.18		$25.04		$25.45	(b)

Class C:
Net Assets	$21,366,268		$70,133,838		$1,636,046		$17,530,932
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	952,543		3,632,077		68,685		722,886
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.43	(b)	$19.31	(b)	$23.82		$24.25	(b)

Investor Class:
Net Assets	$3,848,838		$16,026,372		$312,705		$10,323,064
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	172,782		823,297		12,975		421,812
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.28	(b)	$19.47	(b)	$24.10		$24.47

Instl Class:
Net Assets	$325,578,035		$980,448,458		$136,219,268		$1,414,232,636
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,733,799		50,741,225		5,679,277		57,611,891
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.10	(b)	$19.32		$23.99	(b)	$24.55	(b)

Special Shares:
Net Assets					$100,810
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)					4,178
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share					$24.13

Class A1:
Net Assets	$1,840,165
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	81,492
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.58	(b)
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$23.46

Class I1:
Net Assets	$1,266,745
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	56,371
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.47	(b)

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The net asset value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2026

	Ocean Park	Ocean Park	Ocean Park	Ocean Park
	Tactical Risk	Tactical Risk	Tactical Risk	Tactical Core
	Spectrum 50 Fund	Spectrum 30 Fund	Spectrum 70 Fund	Growth Fund
ASSETS
Investment securities:
At cost	$265,621,508	$163,679,736	$75,637,300	$13,747,708
At value (includes securities on loan with a market value of $10,962,232, $6,326,742, $3,298,336, $0)	$274,854,902	$166,555,036	$78,696,646	$14,488,447
Receivable for Fund shares sold	140,840	312,575	88,179	17,831
Dividends and interest receivable	344,482	263,507	95,057	7,876
Receivable due from Advisor	—	—	—	14,355
Prepaid expenses and other assets	50,229	62,810	66,363	17,102
TOTAL ASSETS	275,390,453	167,193,928	78,946,245	14,545,611

LIABILITIES
Securities lending collateral payable	11,121,986	6,461,582	3,353,821	—
Payable for Fund shares repurchased	214,752	71,354	75,889	8,471
Investment advisory fees payable	246,684	142,336	61,070	—
Payable to related parties	8,776	5,946	2,629	3,811
Distribution (12b-1) fees payable	2,147	65	16	27
Accrued expenses and other liabilities	64,920	3,239	6,652	4,709
TOTAL LIABILITIES	11,659,265	6,684,522	3,500,077	17,018
NET ASSETS	$263,731,188	$160,509,406	$75,446,168	$14,528,593

Net Assets Consist Of:
Paid in capital	$260,316,955	$159,532,978	$71,908,959	$13,695,079
Accumulated earnings	3,414,233	976,428	3,537,209	833,514
NET ASSETS	$263,731,188	$160,509,406	$75,446,168	$14,528,593

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2026

	Ocean Park		Ocean Park		Ocean Park		Ocean Park
	Tactical Risk		Tactical Risk		Tactical Risk		Tactical Core
	Spectrum 50 Fund		Spectrum 30 Fund		Spectrum 70 Fund		Growth Fund
Net Asset Value Per Share:
Class A:
Net Assets	$2,553,498
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	105,594
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$24.18	(b)
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$25.11	(b)

Class C:
Net Assets	$1,421,566
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	59,160
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.03	(b)

Investor Class:
Net Assets	$1,262,067		$204,157		$45,772		$77,116
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	52,105		7,751		1,618		2,590
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.22	(b)	$26.34	(b)	$28.29	(b)	$29.77

Instl Class:
Net Assets	$258,494,057		$160,305,249		$75,400,396		$14,451,477
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,684,657		6,079,492		2,659,072		482,871
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.19	(b)	$26.37	(b)	$28.36	(b)	$29.93

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The net asset value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical
	All Asset Fund	Core Income Fund	Municipal Fund	Bond Fund
INVESTMENT INCOME
Dividends	$8,320,763	$32,355,248	$3,487,833	$54,527,638
Interest	167,400	482,981	18,249	79,224
Securities lending income	167,583	706,139	22,072	569,981
TOTAL INVESTMENT INCOME	8,655,746	33,544,368	3,528,154	55,176,843

EXPENSES
Investment advisory fees	2,454,636	4,382,318	589,910	8,500,322
Distribution (12b-1) fees:
Class A	16,036	46,262	4,874	9,059
Class C	112,160	373,559	8,741	100,845
Investor Class	5,113	34,524	717	24,757
Class A1	3,686	—	—	—
Class I1	2,446	—	—	—
Third party administrative servicing fee	177,450	521,611	78,653	802,805
Administrative services fees	109,835	304,562	51,705	414,150
Registration fees	50,427	69,808	54,849	79,781
Transfer agent fees	33,046	149,613	25,008	118,144
Printing and postage expenses	31,650	63,854	28,976	69,684
Accounting services fees	19,950	59,994	7,992	83,470
Professional fees	19,534	19,381	19,131	19,113
Custodian fees	11,620	33,834	5,773	47,617
Trustees fees and expenses	9,840	9,840	9,840	9,840
Compliance officer fees	9,284	17,821	6,967	22,814
Insurance expense	3,495	8,478	2,643	9,972
Interest expense	565	3,019	2,504	9,179
Other expenses	3,484	2,994	2,991	3,231
TOTAL EXPENSES	3,074,257	6,101,472	901,274	10,324,783

Less: Fees waived by the Adviser	—	(67,212)	(61,793)	—

NET EXPENSES	3,074,257	6,034,260	839,481	10,324,783
NET INVESTMENT INCOME	5,581,489	27,510,108	2,688,673	44,852,060

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	19,185,519	21,172,435	413,137	11,031,850
Distributions of capital gains from underlying investment companies	856,196	11,185	—	—
	20,041,715	21,183,620	413,137	11,031,850

Net change in unrealized depreciation of investments	(22,571,649)	(41,025,734)	(1,461,701)	(49,911,397)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,529,934)	(19,842,114)	(1,048,564)	(38,879,547)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,051,555	$7,667,994	$1,640,109	$5,972,513

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended March 31, 2026

	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical
	Risk Spectrum 50	Risk Spectrum 30	Risk Spectrum 70	Ocean Park Tactical
	Fund	Fund	Fund	Core Growth Fund
INVESTMENT INCOME
Dividends	$4,523,556	$3,579,196	$1,048,081	$94,128
Interest	632,826	83,670	35,833	8,398
Securities lending income	116,972	74,715	37,625	4,160
TOTAL INVESTMENT INCOME	5,273,354	3,737,581	1,121,539	106,686

EXPENSES
Investment advisory fees	1,470,637	868,259	393,259	49,414
Distribution (12b-1) fees:
Class A	1,802	—	—	—
Class C	7,054	—	—	—
Investor Class	2,807	372	70	188
Third party administrative servicing fee	126,485	74,545	33,708	5,930
Administrative services fees	82,739	54,089	31,417	16,092
Registration fees	34,904	19,945	19,945	27,424
Printing and postage expenses	24,098	2,440	2,450	1,471
Transfer agent fees	22,833	15,232	7,281	6,025
Professional fees	19,113	18,973	19,051	19,490
Accounting services fees	14,364	8,559	3,847	665
Trustees fees and expenses	9,840	9,840	9,840	9,840
Compliance officer fees	8,312	6,961	5,950	5,167
Custodian fees	8,102	4,846	3,358	2,920
Insurance expense	2,992	1,496	1,496	1,347
Interest expense	436	6	173	160
Other expenses	2,485	2,483	2,488	2,471
TOTAL EXPENSES	1,839,003	1,088,046	534,333	148,604

Less: Fees waived by the Adviser	—	(4,787)	(43,350)	(82,964)

NET EXPENSES	1,839,003	1,083,259	490,983	65,640
NET INVESTMENT INCOME	3,434,351	2,654,322	630,556	41,046

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	11,548,285	3,503,510	2,913,901	740,524
Distributions of capital gains from underlying investment companies	107,731	31,331	44,142	5,915
	11,656,016	3,534,841	2,958,043	746,439

Net change in unrealized depreciation of investments	(13,742,584)	(5,583,269)	(3,367,014)	(533,179)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,086,568)	(2,048,428)	(408,971)	213,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,347,783	$605,894	$221,585	$254,306

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$5,581,489	$14,883,546
Net realized gain from security transactions	19,185,519	1,781,603
Distributions of capital gains from underlying investment companies	856,196	—
Net change in unrealized depreciation of investments	(22,571,649)	(15,592,415)
Net increase in net assets resulting from operations	3,051,555	1,072,734

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(173,812)	(389,430)
Class C	(203,461)	(524,967)
Investor Class	(51,569)	(149,731)
Instl Class	(4,840,363)	(14,375,658)
Class A1	(22,519)	(59,349)
Class I1	(15,401)	(35,091)
Net decrease in net assets resulting from distributions to shareholders	(5,307,125)	(15,534,226)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,710,129	550,027
Class C	320,730	823,373
Investor Class	57,052	245,763
Instl Class	21,430,153	83,511,416
Class A1	64,401	66,236
Class I1	181,117	4,541
Net asset value of shares issued in reinvestment of distributions:
Class A	173,098	388,029
Class C	192,448	496,971
Investor Class	51,176	147,848
Instl Class	4,786,674	14,229,149
Class A1	16,048	44,791
Class I1	14,776	33,588
Payments for shares redeemed:
Class A	(1,039,783)	(4,409,609)
Class C	(1,710,187)	(6,503,208)
Investor Class	(548,274)	(3,015,051)
Instl Class	(80,190,420)	(268,408,533)
Class A1	(100,097)	(989,248)
Class I1	(164,706)	(334,063)
Net decrease in net assets resulting from shares of beneficial interest	(54,755,665)	(183,117,980)

TOTAL DECREASE IN NET ASSETS	(57,011,235)	(197,579,472)

NET ASSETS
Beginning of Period	424,319,265	621,898,737
End of Period	$367,308,030	$424,319,265

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
SHARE ACTIVITY
Class A:
Shares Sold	73,863	24,982
Shares Reinvested	7,743	17,609
Shares Redeemed	(45,508)	(197,217)
Net increase (decrease) in shares of beneficial interest outstanding	36,098	(154,626)

Class C:
Shares Sold	13,969	36,399
Shares Reinvested	8,570	22,467
Shares Redeemed	(74,464)	(290,742)
Net decrease in shares of beneficial interest outstanding	(51,925)	(231,876)

Investor Class:
Shares Sold	2,505	10,906
Shares Reinvested	2,291	6,717
Shares Redeemed	(24,007)	(134,959)
Net decrease in shares of beneficial interest outstanding	(19,211)	(117,336)

Instl Class:
Shares Sold	947,382	3,776,900
Shares Reinvested	215,917	651,520
Shares Redeemed	(3,550,780)	(12,142,546)
Net decrease in shares of beneficial interest outstanding	(2,387,481)	(7,714,126)

Class A1
Shares Sold	2,750	2,950
Shares Reinvested	709	2,009
Shares Redeemed	(4,340)	(44,446)
Net decrease in shares of beneficial interest outstanding	(881)	(39,487)

Class I1
Shares Sold	7,765	203
Shares Reinvested	656	1,514
Shares Redeemed	(7,072)	(14,717)
Net increase (decrease) in shares of beneficial interest outstanding	1,349	(13,000)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$27,510,108	$64,738,386
Net realized gain (loss) from security transactions	21,172,435	(11,264,216)
Distributions of capital gains from underlying investment companies	11,185	4,511
Net change in unrealized depreciation of investments	(41,025,734)	(40,125,099)
Net increase in net assets resulting from operations	7,667,994	13,353,582

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(497,530)	(1,200,395)
Class C	(1,397,724)	(3,384,028)
Investor Class	(364,007)	(1,139,714)
Instl Class	(24,789,589)	(63,973,221)
Net decrease in net assets resulting from distributions to shareholders	(27,048,850)	(69,697,358)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,210,363	3,267,217
Class C	5,451,117	9,272,917
Investor Class	930,930	3,799,546
Instl Class	114,554,072	355,516,720
Net asset value of shares issued in reinvestment of distributions:
Class A	457,509	1,123,004
Class C	1,340,680	3,233,003
Investor Class	352,972	1,092,426
Instl Class	24,031,888	61,981,486
Payments for shares redeemed:
Class A	(3,233,012)	(9,626,217)
Class C	(13,418,374)	(26,891,626)
Investor Class	(4,943,426)	(14,139,518)
Instl Class	(278,437,839)	(589,517,462)
Net decrease in net assets resulting from shares of beneficial interest	(151,703,120)	(200,888,504)

TOTAL DECREASE IN NET ASSETS	(171,083,976)	(257,232,280)

NET ASSETS
Beginning of Period	1,259,908,249	1,517,140,529
End of Period	$1,088,824,273	$1,259,908,249

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
SHARE ACTIVITY
Class A:
Shares Sold	61,030	165,758
Shares Reinvested	23,153	56,710
Shares Redeemed	(163,027)	(486,149)
Net decrease in shares of beneficial interest outstanding	(78,844)	(263,681)

Class C:
Shares Sold	276,995	471,340
Shares Reinvested	68,255	164,205
Shares Redeemed	(681,291)	(1,361,125)
Net decrease in shares of beneficial interest outstanding	(336,041)	(725,580)

Investor Class:
Shares Sold	46,903	190,480
Shares Reinvested	17,825	55,016
Shares Redeemed	(248,451)	(713,764)
Net decrease in shares of beneficial interest outstanding	(183,723)	(468,268)

Instl Class:
Shares Sold	5,812,363	17,953,711
Shares Reinvested	1,222,513	3,146,496
Shares Redeemed	(14,117,605)	(29,962,757)
Net decrease in shares of beneficial interest outstanding	(7,082,729)	(8,862,550)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$2,688,673	$7,662,931
Net realized gain (loss) from security transactions	413,137	(78,622)
Net change in unrealized depreciation of investments	(1,461,701)	(18,123,927)
Net increase (decrease) in net assets resulting from operations	1,640,109	(10,539,618)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(61,460)	(150,831)
Class C	(21,181)	(49,669)
Investor Class	(5,468)	(24,829)
Instl Class	(2,569,294)	(7,614,064)
Special Shares	(1,790)	(5,697)
Net decrease in net assets resulting from distributions to shareholders	(2,659,193)	(7,845,090)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	22,838	891,840
Class C	234,565	571,360
Investor Class	—	26,466
Instl Class	14,974,162	69,586,231
Net asset value of shares issued in reinvestment of distributions:
Class A	61,460	150,831
Class C	20,880	48,974
Investor Class	5,325	24,551
Instl Class	2,457,585	7,358,550
Special Shares	1,790	5,697
Payments for shares redeemed:
Class A	(467,089)	(1,610,809)
Class C	(516,581)	(794,737)
Investor Class	(56,287)	(1,094,948)
Instl Class	(52,104,501)	(171,139,076)
Special Shares	(258)	(111,057)
Net decrease in net assets resulting from shares of beneficial interest	(35,366,111)	(96,086,127)

TOTAL DECREASE IN NET ASSETS	(36,385,195)	(114,470,835)

NET ASSETS
Beginning of Period	178,353,780	292,824,615
End of Period	$141,968,585	$178,353,780

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
SHARE ACTIVITY
Class A:
Shares Sold	937	35,833
Shares Reinvested	2,520	6,127
Shares Redeemed	(19,142)	(65,680)
Net decrease in shares of beneficial interest outstanding	(15,685)	(23,720)

Class C:
Shares Sold	9,757	23,037
Shares Reinvested	866	2,014
Shares Redeemed	(21,355)	(32,034)
Net decrease in shares of beneficial interest outstanding	(10,732)	(6,983)

Investor Class:
Shares Sold	—	1,033
Shares Reinvested	218	986
Shares Redeemed	(2,282)	(43,841)
Net decrease in shares of beneficial interest outstanding	(2,064)	(41,822)

Instl Class:
Shares Sold	615,715	2,785,129
Shares Reinvested	101,242	298,733
Shares Redeemed	(2,142,138)	(6,903,409)
Net decrease in shares of beneficial interest outstanding	(1,425,181)	(3,819,547)

Special Shares:
Shares Reinvested	73	231
Shares Redeemed	(10)	(4,465)
Net increase (decrease) in shares of beneficial interest outstanding	63	(4,234)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$44,852,060	$105,950,980
Net realized gain (loss) from security transactions	11,031,850	(60,777,236)
Net change in unrealized depreciation of investments	(49,911,397)	(71,188,378)
Net increase (decrease) in net assets resulting from operations	5,972,513	(26,014,634)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(189,489)	(415,772)
Class C	(472,887)	(1,160,081)
Investor Class	(313,856)	(788,307)
Instl Class	(43,148,447)	(104,267,091)
Net decrease in net assets resulting from distributions to shareholders	(44,124,679)	(106,631,251)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,892,889	2,619,924
Class C	330,271	9,050,301
Investor Class	1,028,570	6,379,748
Instl Class	162,236,037	789,724,603
Net asset value of shares issued in reinvestment of distributions:
Class A	186,643	410,350
Class C	441,125	1,101,843
Investor Class	299,557	759,376
Instl Class	42,593,618	102,650,049
Payments for shares redeemed:
Class A	(1,708,934)	(2,242,383)
Class C	(5,899,564)	(10,893,729)
Investor Class	(5,303,782)	(6,718,488)
Instl Class	(520,785,441)	(860,843,032)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(324,689,011)	31,998,562

TOTAL DECREASE IN NET ASSETS	(362,841,177)	(100,647,323)

NET ASSETS
Beginning of Period	1,812,574,115	1,913,221,438
End of Period	$1,449,732,938	$1,812,574,115

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
SHARE ACTIVITY
Class A:
Shares Sold	75,936	99,049
Shares Reinvested	7,512	15,984
Shares Redeemed	(68,505)	(87,686)
Net increase in shares of beneficial interest outstanding	14,943	27,347

Class C:
Shares Sold	13,333	347,304
Shares Reinvested	17,914	43,218
Shares Redeemed	(238,662)	(428,075)
Net decrease in shares of beneficial interest outstanding	(207,415)	(37,553)

Investor Class:
Shares Sold	41,211	245,322
Shares Reinvested	12,052	29,581
Shares Redeemed	(212,646)	(262,608)
Net increase (decrease) in shares of beneficial interest outstanding	(159,383)	12,295

Instl Class:
Shares Sold	6,483,971	30,443,271
Shares Reinvested	1,709,181	3,988,751
Shares Redeemed	(20,809,740)	(33,741,602)
Net increase (decrease) in shares of beneficial interest outstanding	(12,616,588)	690,420

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$3,434,351	$9,367,860
Net realized gain from security transactions	11,548,285	6,826,928
Distributions of capital gains from underlying investment companies	107,731	629,386
Net change in unrealized depreciation of investments	(13,742,584)	(10,836,945)
Net increase in net assets resulting from operations	1,347,783	5,987,229

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(19,036)	(17,860)
Class C	(10,320)	(26,469)
Investor Class	(11,972)	(53,258)
Instl Class	(3,196,624)	(9,617,885)
Net decrease in net assets resulting from distributions to shareholders	(3,237,952)	(9,715,472)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,586,456	1,068,142
Class C	199,860	283,767
Investor Class	131,247	145,099
Instl Class	17,403,582	59,658,093
Net asset value of shares issued in reinvestment of distributions:
Class A	19,036	17,860
Class C	10,320	26,469
Investor Class	11,971	53,258
Instl Class	3,155,288	9,512,751
Payments for shares redeemed:
Class A	(144,883)	(230,423)
Class C	(54,078)	(105,391)
Investor Class	(592,446)	(983,795)
Instl Class	(52,031,565)	(125,760,605)
Net decrease in net assets resulting from shares of beneficial interest	(30,305,212)	(56,314,775)

TOTAL DECREASE IN NET ASSETS	(32,195,381)	(60,043,018)

NET ASSETS
Beginning of Period	295,926,569	355,969,587
End of Period	$263,731,188	$295,926,569

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
SHARE ACTIVITY
Class A:
Shares Sold	63,459	46,520
Shares Reinvested	783	750
Shares Redeemed	(5,838)	(9,589)
Net increase in shares of beneficial interest outstanding	58,404	37,681

Class C:
Shares Sold	8,158	11,695
Shares Reinvested	424	1,119
Shares Redeemed	(2,188)	(4,395)
Net increase in shares of beneficial interest outstanding	6,394	8,419

Investor Class:
Shares Sold	5,314	6,049
Shares Reinvested	489	2,235
Shares Redeemed	(23,966)	(40,909)
Net decrease in shares of beneficial interest outstanding	(18,163)	(32,625)

Instl Class:
Shares Sold	703,305	2,489,261
Shares Reinvested	129,001	399,427
Shares Redeemed	(2,104,702)	(5,265,146)
Net decrease in shares of beneficial interest outstanding	(1,272,396)	(2,376,458)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$2,654,322	$4,270,275
Net realized gain (loss) from security transactions	3,503,510	(5,372,462)
Distributions of capital gains from underlying investment companies	31,331	—
Net change in unrealized appreciation (depreciation) of investments	(5,583,269)	5,629,839
Net increase in net assets resulting from operations	605,894	4,527,652

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(2,685)	(2,565)
Instl Class	(2,567,596)	(4,394,040)
Net decrease in net assets resulting from distributions to shareholders	(2,570,281)	(4,396,605)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	37,969	183,956
Instl Class	14,605,667	168,617,877
Net asset value of shares issued in reinvestment of distributions:
Investor Class	2,685	2,565
Instl Class	2,524,964	4,325,075
Payments for shares redeemed:
Investor Class	(18,073)	(56,844)
Instl Class	(24,448,705)	(40,758,122)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(7,295,493)	132,314,507

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,259,880)	132,445,554

NET ASSETS
Beginning of Period	169,769,286	37,323,732
End of Period	$160,509,406	$169,769,286

SHARE ACTIVITY
Investor Class:
Shares Sold	1,422	7,014
Shares Reinvested	101	97
Shares Redeemed	(674)	(2,129)
Net increase in shares of beneficial interest outstanding	849	4,982

Instl Class:
Shares Sold	541,889	6,355,432
Shares Reinvested	94,798	164,583
Shares Redeemed	(906,476)	(1,555,222)
Net increase (decrease) in shares of beneficial interest outstanding	(269,789)	4,964,793

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$630,556	$1,429,408
Net realized gain (loss) from security transactions	2,913,901	(2,161,492)
Distributions of capital gains from underlying investment companies	44,142	29,434
Net change in unrealized appreciation (depreciation) of investments	(3,367,014)	2,633,135
Net increase in net assets resulting from operations	221,585	1,930,485

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(194)	(893)
Instl Class	(581,892)	(1,651,039)
Net decrease in net assets resulting from distributions to shareholders	(582,086)	(1,651,932)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	20,001	35,123
Instl Class	13,715,697	42,149,446
Net asset value of shares issued in reinvestment of distributions:
Investor Class	157	579
Instl Class	560,271	1,571,967
Payments for shares redeemed:
Investor Class	(62)	(35,666)
Instl Class	(10,055,613)	(20,450,881)
Net increase in net assets resulting from shares of beneficial interest	4,240,451	23,270,568

TOTAL INCREASE IN NET ASSETS	3,879,950	23,549,121

NET ASSETS
Beginning of Period	71,566,218	48,017,097
End of Period	$75,446,168	$71,566,218

SHARE ACTIVITY
Investor Class:
Shares Sold	683	1,237
Shares Reinvested	6	21
Shares Redeemed	(2)	(1,258)
Net increase in shares of beneficial interest outstanding	687	—

Instl Class:
Shares Sold	472,101	1,522,257
Shares Reinvested	19,602	57,196
Shares Redeemed	(346,418)	(746,191)
Net increase in shares of beneficial interest outstanding	145,285	833,262

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$41,046	$138,340
Net realized gain (loss) from security transactions	740,524	(652,375)
Distributions of capital gains from underlying investment companies	5,915	8,518
Net change in unrealized appreciation (depreciation) of investments	(533,179)	907,932
Net increase in net assets resulting from operations	254,306	402,415

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(104)	(3,416)
Instl Class	(41,608)	(184,978)
Net decrease in net assets resulting from distributions to shareholders	(41,712)	(188,394)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	11,603	3,801
Instl Class	5,143,431	9,491,821
Net asset value of shares issued in reinvestment of distributions:
Investor Class	103	3,415
Instl Class	41,608	184,710
Payments for shares redeemed:
Investor Class	(95,826)	(26,281)
Instl Class	(2,610,094)	(2,009,080)
Net increase in net assets resulting from shares of beneficial interest	2,490,825	7,648,386

TOTAL INCREASE IN NET ASSETS	2,703,419	7,862,407

NET ASSETS
Beginning of Period	11,825,174	3,962,767
End of Period	$14,528,593	$11,825,174

SHARE ACTIVITY
Investor Class:
Shares Sold	380	139
Shares Reinvested	3	123
Shares Redeemed	(3,248)	(964)
Net decrease in shares of beneficial interest outstanding	(2,865)	(702)

Instl Class:
Shares Sold	169,877	334,542
Shares Reinvested	1,382	6,642
Shares Redeemed	(86,676)	(72,877)
Net increase in shares of beneficial interest outstanding	84,583	268,307

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$22.50		$22.98		$20.99		$21.64		$23.90	$23.28
Activity from investment operations:
Net investment income (1)	0.30		0.60		0.68		0.61		0.16	0.64
Net realized and unrealized gain (loss) on investments	(0.19)		(0.42)		2.00		(0.65)		(2.16)	0.62
Total from investment operations	0.11		0.18		2.68		(0.04)		(2.00)	1.26
Less distributions from:
Net investment income	(0.30)		(0.66)		(0.69)		(0.61)		(0.16)	(0.64)
Net realized gains	—		—		—		—		(0.08)	—
Return of capital	—		—		—		(0.00	) (6)	(0.02)	—
Total distributions	(0.30)		(0.66)		(0.69)		(0.61)		(0.26)	(0.64)
Net asset value, end of period	$22.31		$22.50		$22.98		$20.99		$21.64	$23.90
Total return (2)	0.48	% (7)(10)	0.86	% (7)	12.89	% (7)	(0.23)%		(8.45)%	5.46%
Net assets, at end of period (000s)	$13,408		$12,706		$16,529		$18,737		$22,613	$28,943
Ratio of gross expenses to average net assets (3)(4)	1.75	% (9)	1.75	% (8)	1.72%		1.70%		1.70%	1.69%
Ratio of net expenses to average net assets (4)	1.75	% (9)	1.75	% (8)	1.72%		1.70%		1.70%	1.69%
Ratio of net investment income to average net assets (4)(5)	2.68	% (9)	2.68%		3.06%		2.77%		0.70%	2.66%
Portfolio Turnover Rate	41	% (10)	164%		117%		267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$22.61		$23.09		$21.09		$21.74		$24.07	$23.44
Activity from investment operations:
Net investment income (loss) (1)	0.22		0.43		0.51		0.43		(0.01)	0.47
Net realized and unrealized gain (loss) on investments	(0.19)		(0.43)		2.01		(0.64)		(2.16)	0.62
Total from investment operations	0.03		—		2.52		(0.21)		(2.17)	1.09
Less distributions from:
Net investment income	(0.21)		(0.48)		(0.52)		(0.44)		(0.07)	(0.46)
Net realized gains	—		—		—		—		(0.08)	—
Return of capital	—		—		—		(0.00	) (6)	(0.01)	—
Total distributions	(0.21)		(0.48)		(0.52)		(0.44)		(0.16)	(0.46)
Net asset value, end of period	$22.43		$22.61		$23.09		$21.09		$21.74	$24.07
Total return (2)	0.14	% (7)(10)	0.08	% (7)	12.03	% (7)	(0.99)%		(9.10)%	4.63%
Net assets, at end of period (000s)	$21,366		$22,712		$28,541		$31,465		$38,104	$47,185
Ratio of gross expenses to average net assets (3)(4)	2.50	% (9)	2.50	% (8)	2.47%		2.45%		2.45%	2.44%
Ratio of net expenses to average net assets (4)	2.50	% (9)	2.50	% (8)	2.47%		2.45%		2.45%	2.44%
Ratio of net investment income (loss) to average net assets (4)(5)	1.93	% (9)	1.93%		2.31%		2.02%		(0.05)%	1.92%
Portfolio Turnover Rate	41	% (10)	164%		117%		267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,	September 30,		September 30,	September 30,
Investor Class	(Unaudited)		2025		2024	2023		2022	2021
Net asset value, beginning of period	$22.46		$22.93		$20.95	$21.60		$23.85	$23.22
Activity from investment operations:
Net investment income (1)	0.31		0.60		0.68	0.59		0.16	0.64
Net realized and unrealized gain (loss) on investments	(0.19)		(0.42)		1.99	(0.64)		(2.15)	0.63
Total from investment operations	0.12		0.18		2.67	(0.05)		(1.99)	1.27
Less distributions from:
Net investment income	(0.30)		(0.65)		(0.69)	(0.60)		(0.16)	(0.64)
Net realized gains	—		—		—	—		(0.08)	—
Return of capital	—		—		—	(0.00	) (6)	(0.02)	—
Total distributions	(0.30)		(0.65)		(0.69)	(0.60)		(0.26)	(0.64)
Net asset value, end of period	$22.28		$22.46		$22.93	$20.95		$21.60	$23.85
Total return (2)	0.52	% (7)(10)	0.89%		12.85%	(0.23)%		(8.43)%	5.47%
Net assets, at end of period (000s)	$3,849		$4,312		$7,094	$7,683		$11,267	$15,643
Ratio of gross expenses to average net assets (3)(4)	1.75	% (9)	1.75	% (8)	1.72%	1.70%		1.70%	1.69%
Ratio of net expenses to average net assets (4)	1.75	% (9)	1.75	% (8)	1.72%	1.70%		1.70%	1.69%
Ratio of net investment income to average net assets (4)(5)	2.67	% (9)	2.71%		3.08%	2.74%		0.69%	2.68%
Portfolio Turnover Rate	41	% (10)	164%		117%	267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$22.28		$22.76		$20.81		$21.46		$23.68	$23.08
Activity from investment operations:
Net investment income (1)	0.33		0.65		0.73		0.65		0.21	0.70
Net realized and unrealized gain (loss) on investments	(0.18)		(0.42)		1.97		(0.64)		(2.13)	0.60
Total from investment operations	0.15		0.23		2.70		0.01		(1.92)	1.30
Less distributions from:
Net investment income	(0.33)		(0.71)		(0.75)		(0.66)		(0.18)	(0.70)
Net realized gains	—		—		—		—		(0.08)	—
Return of capital	—		—		—		(0.00	) (6)	(0.04)	—
Total distributions	(0.33)		(0.71)		(0.75)		(0.66)		(0.30)	(0.70)
Net asset value, end of period	$22.10		$22.28		$22.76		$20.81		$21.46	$23.68
Total return (2)	0.65	% (7)(10)	1.13%		13.09	% (7)	0.03%		(8.18)%	5.64%
Net assets, at end of period (000s)	$325,578		$381,468		$565,330		$665,473		$783,341	$765,643
Ratio of gross expenses to average net assets (3)(4)	1.50	% (9)	1.50	% (8)	1.47%		1.45%		1.45%	1.44%
Ratio of net expenses to average net assets (4)	1.50	% (9)	1.50	% (8)	1.47%		1.45%		1.45%	1.44%
Ratio of net investment income to average net assets (4)(5)	2.91	% (9)	2.96%		3.32%		3.02%		0.92%	2.95%
Portfolio Turnover Rate	41	% (10)	164%		117%		267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,	September 30,		September 30,	September 30,
Class A1 Shares	(Unaudited)		2025		2024	2023		2022	2021
Net asset value, beginning of period	$22.76		$23.23		$21.22	$21.87		$24.15	$23.52
Activity from investment operations:
Net investment income (1)	0.29		0.57		0.65	0.56		0.13	0.60
Net realized and unrealized gain (loss) on investments	(0.19)		(0.42)		2.01	(0.64)		(2.17)	0.63
Total from investment operations	0.10		0.15		2.66	(0.08)		(2.04)	1.23
Less distributions from:
Net investment income	(0.28)		(0.62)		(0.65)	(0.57)		(0.14)	(0.60)
Net realized gains	—		—		—	—		(0.08)	—
Return of capital	—		—		—	(0.00	) (6)	(0.02)	—
Total distributions	(0.28)		(0.62)		(0.65)	(0.57)		(0.24)	(0.60)
Net asset value, end of period	$22.58		$22.76		$23.23	$21.22		$21.87	$24.15
Total return (2)	0.44	% (7)(10)	0.72%		12.67%	(0.38)%		(8.54)%	5.25%
Net assets, at end of period (000s)	$1,840		$1,875		$2,831	$3,139		$3,303	$3,400
Ratio of gross expenses to average net assets (3)(4)	1.90	% (9)	1.90	% (8)	1.87%	1.85%		1.85%	1.84%
Ratio of net expenses to average net assets (4)	1.90	% (9)	1.90	% (8)	1.87%	1.85%		1.85%	1.84%
Ratio of net investment income to average net assets (4)(5)	2.53	% (9)	2.54%		2.90%	2.57%		0.54%	2.48%
Portfolio Turnover Rate	41	% (10)	164%		117%	267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,	September 30,		September 30,	September 30,
Class I1 Shares	(Unaudited)		2025		2024	2023		2022	2021
Net asset value, beginning of period	$22.65		$23.13		$21.12	$21.77		$24.05	$23.43
Activity from investment operations:
Net investment income (1)	0.29		0.56		0.70	0.57		0.13	0.60
Net realized and unrealized gain (loss) on investments	(0.19)		(0.42)		1.96	(0.65)		(2.18)	0.63
Total from investment operations	0.10		0.14		2.66	(0.08)		(2.05)	1.23
Less distributions from:
Net investment income	(0.28)		(0.62)		(0.65)	(0.57)		(0.13)	(0.61)
Net realized gains	—		—		—	—		(0.08)	—
Return of capital	—		—		—	(0.00	) (6)	(0.02)	—
Total distributions	(0.28)		(0.62)		(0.65)	(0.57)		(0.23)	(0.61)
Net asset value, end of period	$22.47		$22.65		$23.13	$21.12		$21.77	$24.05
Total return (2)	0.45	% (7)(10)	0.70%		12.70%	(0.38)%		(8.59)%	5.24%
Net assets, at end of period (000s)	$1,267		$1,246		$1,573	$6,304		$7,656	$9,170
Ratio of gross expenses to average net assets (3)(4)	1.90	% (9)	1.90	% (8)	1.87%	1.85%		1.85%	1.84%
Ratio of net expenses to average net assets (4)	1.90	% (9)	1.90	% (8)	1.87%	1.85%		1.85%	1.84%
Ratio of net investment income to average net assets (4)(5)	2.53	% (9)	2.52%		3.18%	2.60%		0.54%	2.45%
Portfolio Turnover Rate	41	% (10)	164%		117%	267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	2026		September 30,		September 30,	September 30,		September 30,		September 30,
Class A Shares	(Unaudited)		2025		2024	2023		2022		2021
Net asset value, beginning of period	$19.78		$20.50		$19.33	$20.24		$21.91		$21.50
Activity from investment operations:
Net investment income (1)	0.43		0.84		0.87	0.63		0.24		0.58
Net realized and unrealized gain (loss) on investments	(0.36)		(0.65)		1.16	(0.89)		(1.65)		0.43
Total from investment operations	0.07		0.19		2.03	(0.26)		(1.41)		1.01
Less distributions from:
Net investment income	(0.43)		(0.91)		(0.86)	(0.65)		(0.23)		(0.60)
Net realized gains	—		—		—	—		—		—
Return of capital	—		—		—	(0.00	) (6)	(0.03)		—
Total distributions	(0.43)		(0.91)		(0.86)	(0.65)		(0.26)		(0.60)
Net asset value, end of period	$19.42		$19.78		$20.50	$19.33		$20.24		$21.91
Total return (2)	0.33	% (9)(11)	1.00	% (9)	10.72%	(1.33)%		(6.50)%		4.71%
Net assets, at end of period (000s)	$22,216		$24,179		$30,473	$40,788		$49,885		$61,843
Ratio of gross expenses to average net assets (3)(4)	1.37	% (10)	1.34%		1.36%	1.34	% (8)	1.34	% (8)	1.34%
Ratio of net expenses to average net assets (4)	1.35	% (10)	1.34%		1.35%	1.35	% (7)	1.35	% (7)	1.34%
Ratio of net investment income to average net assets (4)(5)	4.39	% (10)	4.23%		4.35%	3.17%		1.16%		2.65%
Portfolio Turnover Rate	65	% (11)	184%		120%	373%		281%		117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2026		September 30,	September 30,	September 30,		September 30,		September 30,
Class C Shares	(Unaudited)		2025	2024	2023		2022		2021
Net asset value, beginning of period	$19.66		$20.39	$19.23	$20.14		$21.85		$21.44
Activity from investment operations:
Net investment income (1)	0.37		0.71	0.74	0.51		0.12		0.44
Net realized and unrealized gain (loss) on investments	(0.35)		(0.65)	1.16	(0.89)		(1.66)		0.44
Total from investment operations	0.02		0.06	1.90	(0.38)		(1.54)		0.88
Less distributions from:
Net investment income	(0.37)		(0.79)	(0.74)	(0.53)		(0.15)		(0.47)
Net realized gains	—		—	—	—		—		—
Return of capital	—		—	—	(0.00	) (6)	(0.02)		—
Total distributions	(0.37)		(0.79)	(0.74)	(0.53)		(0.17)		(0.47)
Net asset value, end of period	$19.31		$19.66	$20.39	$19.23		$20.14		$21.85
Total return (2)	0.08	% (9)(11)	0.36%	10.07%	(1.93)%		(7.07)%		4.12%
Net assets, at end of period (000s)	$70,134		$78,029	$95,714	$112,911		$149,452		$176,858
Ratio of gross expenses to average net assets (3)(4)	1.97	% (10)	1.94%	1.96%	1.94	% (8)	1.94	% (8)	1.94%
Ratio of net expenses to average net assets (4)	1.95	% (10)	1.94%	1.95%	1.94	% (7)	1.95	% (7)	1.94%
Ratio of net investment income to average net assets (4)(5)	3.79	% (10)	3.63%	3.74%	2.58%		0.54%		2.00%
Portfolio Turnover Rate	65	% (11)	184%	120%	373%		281%		117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2026		September 30,	September 30,	September 30,		September 30,		September 30,
Investor Class	(Unaudited)		2025	2024	2023		2022		2021
Net asset value, beginning of period	$19.82		$20.54	$19.36	$20.27		$21.95		$21.54
Activity from investment operations:
Net investment income (1)	0.44		0.86	0.88	0.64		0.24		0.58
Net realized and unrealized gain (loss) on investments	(0.36)		(0.67)	1.16	(0.90)		(1.66)		0.43
Total from investment operations	0.08		0.19	2.04	(0.26)		(1.42)		1.01
Less distributions from:
Net investment income	(0.43)		(0.91)	(0.86)	(0.65)		(0.23)		(0.60)
Net realized gains	—		—	—	—		—		—
Return of capital	—		—	—	(0.00	) (6)	(0.03)		—
Total distributions	(0.43)		(0.91)	(0.86)	(0.65)		(0.26)		(0.60)
Net asset value, end of period	$19.47		$19.82	$20.54	$19.36		$20.27		$21.95
Total return (2)	0.37	% (9)(11)	1.00%	10.74%	(1.33)%		(6.53)%		4.70%
Net assets, at end of period (000s)	$16,026		$19,957	$30,308	$56,842		$67,463		$80,457
Ratio of gross expenses to average net assets (3)(4)	1.37	% (10)	1.34%	1.36%	1.34	% (8)	1.34	% (8)	1.34%
Ratio of net expenses to average net assets (4)	1.35	% (10)	1.34%	1.35%	1.34	% (7)	1.35	% (7)	1.34%
Ratio of net investment income to average net assets (4)(5)	4.39	% (10)	4.33%	4.40%	3.17%		1.13%		2.64%
Portfolio Turnover Rate	65	% (11)	184%	120%	373%		281%		117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,	September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2025		2024	2023		2022	2021
Net asset value, beginning of period	$19.68		$20.40		$19.24	$20.15		$21.81	$21.40
Activity from investment operations:
Net investment income (1)	0.47		0.92		0.94	0.71		0.32	0.66
Net realized and unrealized gain (loss) on investments	(0.36)		(0.65)		1.16	(0.89)		(1.64)	0.43
Total from investment operations	0.11		0.27		2.10	(0.18)		(1.32)	1.09
Less distributions from:
Net investment income	(0.47)		(0.99)		(0.94)	(0.73)		(0.30)	(0.68)
Net realized gains	—		—		—	—		—	—
Return of capital	—		—		—	(0.00	) (6)	(0.04)	—
Total distributions	(0.47)		(0.99)		(0.94)	(0.73)		(0.34)	(0.68)
Net asset value, end of period	$19.32		$19.68		$20.40	$19.24		$20.15	$21.81
Total return (2)	0.53	% (7)(9)	1.42	% (7)	11.16%	(0.94)%		(6.12)%	5.15%
Net assets, at end of period (000s)	$980,448		$1,137,743		$1,360,646	$1,601,486		$1,674,803	$1,571,623
Ratio of gross expenses to average net assets (3)(4)	0.97	% (8)	0.94%		0.96%	0.94%		0.94%	0.94%
Ratio of net expenses to average net assets (4)	0.96	% (8)	0.94%		0.96%	0.94%		0.94%	0.94%
Ratio of net investment income to average net assets (4)(5)	4.79	% (8)	4.64%		4.73%	3.58%		1.51%	3.01%
Portfolio Turnover Rate	65	% (9)	184%		120%	373%		281%	117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not Annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$24.30		$26.08		$24.14		$24.79		$27.16	$25.93
Activity from investment operations:
Net investment income (1)	0.39		0.75		0.67		0.53		0.20	0.55
Net realized and unrealized gain (loss) on investments	(0.20)		(1.75)		1.91		(0.66)		(1.58)	1.21
Total from investment operations	0.19		(1.00)		2.58		(0.13)		(1.38)	1.76
Less distributions from:
Net investment income	(0.39)		(0.78)		(0.64)		(0.52)		(0.22)	(0.53)
Net realized gains	—		—		—		—		(0.77)	—
Return of capital	—		—		—		(0.00	) (8)	—	—
Total distributions	(0.39)		(0.78)		(0.64)		(0.52)		(0.99)	(0.53)
Net asset value, end of period	$24.10		$24.30		$26.08		$24.14		$24.79	$27.16
Total return (2)	0.77	% (11)	(3.85)%		10.79	% (9)	(0.57)%		(5.27)%	6.88%
Net assets, at end of period (000s)	$3,700		$4,111		$5,031		$4,266		$4,582	$3,384
Ratio of gross expenses to average net assets (3)(4)	1.38	% (10)	1.34	% (7)	1.30%		1.26	% (6)	1.26%	1.29%
Ratio of net expenses to average net assets (4)	1.23	% (10)	1.24	% (7)	1.23%		1.23	% (6)	1.23%	1.23%
Ratio of net investment income to average net assets (4)(5)	3.26	% (10)	3.04%		2.61%		2.08%		0.78%	2.04%
Portfolio Turnover Rate	7	% (11)	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$24.02		$25.80		$23.88		$24.55		$26.99	$25.80
Activity from investment operations:
Net investment income (1)	0.30		0.56		0.47		0.34		0.01	0.32
Net realized and unrealized gain (loss) on investments	(0.20)		(1.74)		1.90		(0.66)		(1.56)	1.22
Total from investment operations	0.10		(1.18)		2.37		(0.32)		(1.55)	1.54
Less distributions from:
Net investment income	(0.30)		(0.60)		(0.45)		(0.35)		(0.12)	(0.35)
Net realized gains	—		—		—		—		(0.77)	—
Return of capital	—		—		—		(0.00	) (8)	—	—
Total distributions	(0.30)		(0.60)		(0.45)		(0.35)		(0.89)	(0.35)
Net asset value, end of period	$23.82		$24.02		$25.80		$23.88		$24.55	$26.99
Total return (2)	0.41	% (9)(11)	(4.57	)% (9)	9.99	% (9)	(1.36)%		(5.92)%	6.05%
Net assets, at end of period (000s)	$1,636		$1,907		$2,229		$2,579		$1,529	$1,252
Ratio of gross expenses to average net assets (3)(4)	2.13	% (10)	2.09	% (7)	2.05%		2.02	% (6)	2.01%	2.04%
Ratio of net expenses to average net assets (4)	1.98	% (10)	1.99	% (7)	1.98%		1.99	% (6)	1.98%	1.98%
Ratio of net investment income to average net assets (4)(5)	2.50	% (10)	2.27%		1.85%		1.36%		0.04%	1.19%
Portfolio Turnover Rate	7	% (11)	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.01% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Investor Class	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$24.30		$26.06		$24.11		$24.76		$27.14	$25.92
Activity from investment operations:
Net investment income (1)	0.38		0.71		0.62		0.49		0.15	0.51
Net realized and unrealized gain (loss) on investments	(0.21)		(1.75)		1.93		(0.66)		(1.57)	1.21
Total from investment operations	0.17		(1.04)		2.55		(0.17)		(1.42)	1.72
Less distributions from:
Net investment income	(0.37)		(0.72)		(0.60)		(0.48)		(0.19)	(0.50)
Net realized gains	—		—		—		—		(0.77)	—
Return of capital	—		—		—		(0.00	) (8)	—	—
Total distributions	(0.37)		(0.72)		(0.60)		(0.48)		(0.96)	(0.50)
Net asset value, end of period	$24.10		$24.30		$26.06		$24.11		$24.76	$27.14
Total return (2)	0.70	% (9)(11)	(3.98	)% (9)	10.64	% (9)	(0.72)%		(5.38)%	6.66%
Net assets, at end of period (000s)	$313		$365		$1,482		$4,110		$4,129	$4,377
Ratio of gross expenses to average net assets (3)(4)	1.53	% (10)	1.48	% (7)	1.45%		1.41	% (6)	1.41%	1.44%
Ratio of net expenses to average net assets (4)	1.38	% (10)	1.38	% (7)	1.38%		1.38	% (6)	1.38%	1.38%
Ratio of net investment income to average net assets (4)(5)	3.11	% (10)	2.83%		2.45%		1.95%		0.59%	1.89%
Portfolio Turnover Rate	7	% (11)	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.00% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$24.19		$25.99		$24.07		$24.73		$27.07	$25.85
Activity from investment operations:
Net investment income (1)	0.42		0.79		0.71		0.58		0.25	0.60
Net realized and unrealized gain (loss) on investments	(0.20)		(1.75)		1.92		(0.65)		(1.57)	1.22
Total from investment operations	0.22		(0.96)		2.63		(0.07)		(1.32)	1.82
Less distributions from:
Net investment income	(0.42)		(0.84)		(0.71)		(0.59)		(0.25)	(0.60)
Net realized gains	—		—		—		—		(0.77)	—
Return of capital	—		—		—		(0.00	) (8)	—	—
Total distributions	(0.42)		(0.84)		(0.71)		(0.59)		(1.02)	(0.60)
Net asset value, end of period	$23.99		$24.19		$25.99		$24.07		$24.73	$27.07
Total return (2)	0.90	% (9)(11)	(3.70	)% (9)	11.01	% (9)	(0.36)%		(5.04)%	7.06%
Net assets, at end of period (000s)	$136,219		$171,870		$283,865		$288,960		$302,954	$281,733
Ratio of gross expenses to average net assets (3)(4)	1.13	% (10)	1.09	% (7)	1.05%		1.02	% (6)	1.01%	1.04%
Ratio of net expenses to average net assets (4)	1.05	% (10)	1.06	% (7)	1.05%		1.02	% (6)	1.01%	1.02%
Ratio of net investment income to average net assets (4)(5)	3.44	% (10)	3.19%		2.78%		2.31%		0.96%	2.23%
Portfolio Turnover Rate	7	% (11)	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Special Shares	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$24.33		$26.12		$24.18		$24.84		$27.11	$25.88
Activity from investment operations:
Net investment income (1)	0.43		0.83		0.74		0.61		0.27	0.64
Net realized and unrealized gain (loss) on investments	(0.20)		(1.76)		1.93		(0.66)		(1.57)	1.21
Total from investment operations	0.23		(0.93)		2.67		(0.05)		(1.30)	1.85
Less distributions from:
Net investment income	(0.43)		(0.86)		(0.73)		(0.61)		(0.20)	(0.62)
Net realized gains	—		—		—		—		(0.77)	—
Return of capital	—		—		—		(0.00	) (8)	—	—
Total distributions	(0.43)		(0.86)		(0.73)		(0.61)		(0.97)	(0.62)
Net asset value, end of period	$24.13		$24.33		$26.12		$24.18		$24.84	$27.11
Total return (2)	0.95	% (11)	(3.54)%		11.14	% (9)	(0.27)%		(4.96)%	7.19%
Net assets, at end of period (000s)	$101		$100		$218		$290		$295	$443
Ratio of gross expenses to average net assets (3)(4)	1.03	% (10)	0.98	% (7)	0.96%		0.93	% (6)	0.94%	0.94%
Ratio of net expenses to average net assets (4)	0.92	% (10)	0.93	% (7)	0.92%		0.92	% (6)	0.92%	0.92%
Ratio of net investment income to average net assets (4)(5)	3.56	% (10)	3.36%		2.89%		2.40%		1.04%	2.36%
Portfolio Turnover Rate	7	% (11)	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$25.11		$26.77		$25.30		$25.90		$27.74	$27.83
Activity from investment operations:
Net investment income (1)	0.64		1.33		1.33		1.10		0.11	0.84
Net realized and unrealized gain (loss) on investments	(0.60)		(1.64)		1.47		(0.54)		(1.81)	1.09
Total from investment operations	0.04		(0.31)		2.80		0.56		(1.70)	1.93
Less distributions from:
Net investment income	(0.66)		(1.35)		(1.33)		(1.16)		(0.14)	(0.78)
Net realized gains	—		—		—		—		—	(1.24)
Return of capital	—		—		—		(0.00	) (6)	—	—
Total distributions	(0.66)		(1.35)		(1.33)		(1.16)		(0.14)	(2.02)
Net asset value, end of period	$24.49		$25.11		$26.77		$25.30		$25.90	$27.74
Total return (2)	0.15	% (7)(9)	(1.15	)% (7)	11.34	% (7)	2.20%		(6.15)%	7.15%
Net assets, at end of period (000s)	$7,646		$7,464		$7,224		$7,055		$22,076	$12,105
Ratio of gross expenses to average net assets (3)(4)	1.51	% (8)	1.47%		1.47%		1.48%		1.48%	1.48%
Ratio of net expenses to average net assets (4)	1.51	% (8)	1.47%		1.47%		1.48%		1.48%	1.48%
Ratio of net investment income to average net assets (4)(5)	5.18	% (8)	5.17%		5.13%		4.25%		0.40%	3.02%
Portfolio Turnover Rate	2	% (9)	190%		70%		198%		514%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$24.89		$26.55		$25.11		$25.72		$27.68	$27.81
Activity from investment operations:
Net investment income (loss) (1)	0.56		1.13		1.12		0.93		(0.09)	0.63
Net realized and unrealized gain (loss) on investments	(0.61)		(1.63)		1.46		(0.56)		(1.80)	1.09
Total from investment operations	(0.05)		(0.50)		2.58		0.37		(1.89)	1.72
Less distributions from:
Net investment income	(0.59)		(1.16)		(1.14)		(0.98)		(0.07)	(0.61)
Net realized gains	—		—		—		—		—	(1.24)
Return of capital	—		—		—		(0.00	) (6)	—	—
Total distributions	(0.59)		(1.16)		(1.14)		(0.98)		(0.07)	(1.85)
Net asset value, end of period	$24.25		$24.89		$26.55		$25.11		$25.72	$27.68
Total return (2)	(0.22	)% (7)(9)	(1.89	)% (7)	10.49	% (7)	1.46%		(6.85)%	6.33%
Net assets, at end of period (000s)	$17,531		$23,156		$25,693		$23,088		$21,528	$22,977
Ratio of gross expenses to average net assets (3)(4)	2.26	% (8)	2.22%		2.22%		2.24%		2.23%	2.23%
Ratio of net expenses to average net assets (4)	2.26	% (8)	2.22%		2.22%		2.24%		2.23%	2.23%
Ratio of net investment income (loss) to average net assets (4)(5)	4.58	% (8)	4.44%		4.37%		3.63%		(0.36)%	2.27%
Portfolio Turnover Rate	2	% (9)	190%		70%		198%		514%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Investor Class	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$25.09		$26.75		$25.29		$25.89		$27.75	$27.84
Activity from investment operations:
Net investment income (1)	0.64		1.29		1.29		1.10		0.07	0.79
Net realized and unrealized gain (loss) on investments	(0.62)		(1.64)		1.46		(0.57)		(1.81)	1.10
Total from investment operations	0.02		(0.35)		2.75		0.53		(1.74)	1.89
Less distributions from:
Net investment income	(0.64)		(1.31)		(1.29)		(1.13)		(0.12)	(0.74)
Net realized gains	—		—		—		—		—	(1.24)
Return of capital	—		—		—		(0.00	) (6)	—	—
Total distributions	(0.64)		(1.31)		(1.29)		(1.13)		(0.12)	(1.98)
Net asset value, end of period	$24.47		$25.09		$26.75		$25.29		$25.89	$27.75
Total return (2)	0.07	% (9)	(1.30	)% (7)	11.14	% (7)	2.07%		(6.29)%	6.99%
Net assets, at end of period (000s)	$10,323		$14,583		$15,217		$13,227		$17,598	$19,077
Ratio of gross expenses to average net assets (3)(4)	1.66	% (8)	1.62%		1.62%		1.64%		1.63%	1.63%
Ratio of net expenses to average net assets (4)	1.66	% (8)	1.62%		1.62%		1.64%		1.63%	1.63%
Ratio of net investment income to average net assets (4)(5)	5.18	% (8)	5.02%		4.98%		4.28%		0.27%	2.83%
Portfolio Turnover Rate	2	% (9)	190%		70%		198%		514%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	2026		September 30,		September 30,	September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2025		2024	2023		2022	2021
Net asset value, beginning of period	$25.17		$26.82		$25.35	$25.96		$27.76	$27.85
Activity from investment operations:
Net investment income (1)	0.70		1.40		1.39	1.20		0.18	0.91
Net realized and unrealized gain (loss) on investments	(0.63)		(1.64)		1.47	(0.58)		(1.81)	1.09
Total from investment operations	0.07		(0.24)		2.86	0.62		(1.63)	2.00
Less distributions from:
Net investment income	(0.69)		(1.41)		(1.39)	(1.23)		(0.17)	(0.85)
Net realized gains	—		—		—	—		—	(1.24)
Return of capital	—		—		—	(0.00	) (6)	—	—
Total distributions	(0.69)		(1.41)		(1.39)	(1.23)		(0.17)	(2.09)
Net asset value, end of period	$24.55		$25.17		$26.82	$25.35		$25.96	$27.76
Total return (2)	0.27	% (7)(9)	(0.87	)% (7)	11.59%	2.43%		(5.89)%	7.40%
Net assets, at end of period (000s)	$1,414,233		$1,767,370		$1,865,088	$1,728,412		$2,051,793	$1,840,643
Ratio of gross expenses to average net assets (3)(4)	1.26	% (8)	1.22%		1.22%	1.24%		1.23%	1.23%
Ratio of net expenses to average net assets (4)	1.26	% (8)	1.22%		1.22%	1.24%		1.23%	1.23%
Ratio of net investment income to average net assets (4)(5)	5.56	% (8)	5.42%		5.37%	4.68%		0.66%	3.26%
Portfolio Turnover Rate	2	% (9)	190%		70%	198%		514%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2025		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.39		$24.57		$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.28		0.56		0.64		0.47		0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.22)		(0.07)		2.63		0.25	(9)	(2.89)	(0.44)
Total from investment operations	0.06		0.49		3.27		0.72		(2.69)	(0.20)
Less distributions from:
Net investment income	(0.27)		(0.67)		(0.67)		(0.44)		(0.22)	(0.19)
Return of capital	—		—		—		—		(0.01)	—
Total distributions	(0.27)		(0.67)		(0.67)		(0.44)		(0.23)	(0.19)
Net asset value, end of period	$24.18		$24.39		$24.57		$21.97		$21.69	$24.61
Total return (3)	0.23	% (10)(12)	2.07	% (10)	15.06%		3.33%		(10.99)%	(0.82	)% (12)
Net assets, at end of period (000s)	$2,553		$1,151		$234		$203		$614	$339
Ratio of gross expenses to average net assets (4)(5)(11)	1.56%		1.53	% (8)	1.55	% (8)	1.53	% (8)	1.64%	1.72%
Ratio of net expenses to average net assets (5)(11)	1.56%		1.56	% (7)	1.56	% (7)	1.56	% (7)	1.56%	1.56%
Ratio of net investment income to average net assets (5)(6)(11)	2.27%		2.37%		2.74%		2.11%		0.85%	2.72%
Portfolio Turnover Rate	39	% (12)	168%		115%		207%		345%	39	% (12)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Class A shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Annualized for periods less than one year.

(12)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	2026		September 30,	September 30,		September 30,		September 30,		September 30,
Class C Shares	(Unaudited)		2025	2024		2023		2022		2021 (1)
Net asset value, beginning of period	$24.24		$24.42	$21.85		$21.63		$24.55		$25.00
Activity from investment operations:
Net investment income (2)	0.18		0.44	0.45		0.28		0.05		0.14
Net realized and unrealized gain (loss) on investments	(0.21)		(0.13)	2.63		0.27	(10)	(2.89)		(0.41)
Total from investment operations	(0.03)		0.31	3.08		0.55		(2.84)		(0.27)
Less distributions from:
Net investment income	(0.18)		(0.49)	(0.51)		(0.33)		(0.08)		(0.18)
Return of capital	—		—	—		—		(0.00	) (7)	—
Total distributions	(0.18)		(0.49)	(0.51)		(0.33)		(0.08)		(0.18)
Net asset value, end of period	$24.03		$24.24	$24.42		$21.85		$21.63		$24.55
Total return (3)	(0.15	)% (11)(13)	1.34%	14.23%		2.53%		(11.58)%		(1.09	)% (13)
Net assets, at end of period (000s)	$1,422		$1,279	$1,083		$589		$42		$29
Ratio of gross expenses to average net assets (4)(5)(12)	2.31%		2.29%	2.30	% (9)	2.28	% (9)	2.39%		2.47%
Ratio of net expenses to average net assets (5)(12)	2.31%		2.29%	2.31	% (8)	2.31	% (8)	2.31%		2.31%
Ratio of net investment income to average net assets (5)(6)(12)	1.49%		1.86%	1.92%		1.26%		0.22%		1.63%
Portfolio Turnover Rate	39	% (13)	168%	115%		207%		345%		39	% (13)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Class C shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Less than $0.01.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(10)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(12)	Annualized for periods less than one year.

(13)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Investor Class	(Unaudited)		2025		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.42		$24.58		$21.96		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.24		0.59		0.61		0.38		0.19	0.18
Net realized and unrealized gain (loss) on investments	(0.20)		(0.13)		2.64		0.30	(9)	(2.91)	(0.39)
Total from investment operations	0.04		0.46		3.25		0.68		(2.72)	(0.21)
Less distributions from:
Net investment income	(0.24)		(0.62)		(0.63)		(0.41)		(0.19)	(0.18)
Return of capital	—		—		—		—		(0.01)	—
Total distributions	(0.24)		(0.62)		(0.63)		(0.41)		(0.20)	(0.18)
Net asset value, end of period	$24.22		$24.42		$24.58		$21.96		$21.69	$24.61
Total return (3)	0.15	% (10)(12)	1.98	% (10)	14.95	% (10)	3.16%		(11.07)%	(0.84	)% (12)
Net assets, at end of period (000s)	$1,262		$1,716		$2,530		$4,700		$1,460	$1,457
Ratio of gross expenses to average net assets (4)(5)(11)	1.71%		1.69	% (8)	1.70	% (8)	1.68	% (8)	1.79%	1.87%
Ratio of net expenses to average net assets (5)(11)	1.71%		1.71	% (7)	1.71	% (7)	1.71	% (7)	1.71%	1.71%
Ratio of net investment income to average net assets (5)(6)(11)	1.99%		2.47%		2.62%		1.68%		0.82%	2.03%
Portfolio Turnover Rate	39	% (12)	168%		115%		207%		345%	39	% (12)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Investor Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Annualized for periods less than one year.

(12)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	2026		September 30,		September 30,		September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2025		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.40		$24.57		$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.30		0.69		0.70		0.48		0.29	0.21
Net realized and unrealized gain (loss) on investments	(0.22)		(0.13)		2.63		0.30	(9)	(2.92)	(0.40)
Total from investment operations	0.08		0.56		3.33		0.78		(2.63)	(0.19)
Less distributions from:
Net investment income	(0.29)		(0.73)		(0.73)		(0.50)		(0.28)	(0.20)
Return of capital	—		—		—		—		(0.01)	—
Total distributions	(0.29)		(0.73)		(0.73)		(0.50)		(0.29)	(0.20)
Net asset value, end of period	$24.19		$24.40		$24.57		$21.97		$21.69	$24.61
Total return (3)	0.33	% (10)(12)	2.36	% (10)	15.34	% (10)	3.60%		(10.75)%	(0.76	)% (12)
Net assets, at end of period (000s)	$258,494		$291,780		$352,124		$403,441		$163,155	$134,137
Ratio of gross expenses to average net assets (4)(5)(11)	1.31%		1.29	% (8)	1.30	% (8)	1.28	% (8)	1.39%	1.47%
Ratio of net expenses to average net assets (5)(11)	1.31%		1.29	% (7)	1.31	% (7)	1.31	% (7)	1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(11)	2.46%		2.87%		3.02%		2.13%		1.21%	2.32%
Portfolio Turnover Rate	39	% (12)	168%		115%		207%		345%	39	% (12)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Instl Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(11)	Annualized for periods less than one year.

(12)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended
	2026		September 30,		September 30,		September 30,
Investor Class	(Unaudited)		2025		2024		2023 (1)
Net asset value, beginning of period	$26.68		$26.92		$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.38		0.94		0.83		0.74
Net realized and unrealized gain (loss) on investments	(0.35)		(0.58	) (9)	2.36		(0.32)
Total from investment operations	0.03		0.36		3.19		0.42
Less distributions from:
Net investment income	(0.37)		(0.52)		(0.96)		(0.73)
Net realized gains	(0.00	) (10)	(0.08)		—		—
Total distributions	(0.37)		(0.60)		(0.96)		(0.73)
Net asset value, end of period	$26.34		$26.68		$26.92		$24.69
Total return (3)	0.12	% (8)(12)	1.36	% (8)	13.09	% (8)	1.68%
Net assets, at end of period (000s)	$204		$184		$52		$25 (7)
Ratio of gross expenses to average net assets (4)(5)	1.72	% (11)	1.72%		2.08%		2.02%
Ratio of net expenses to average net assets (5)	1.71	% (11)	1.71%		1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)	2.81	% (11)	3.57%		3.12%		2.94%
Portfolio Turnover Rate	49	% (12)	181%		101%		232%

(1)	The Ocean Park Tactical Risk Spectrum 30 Fund Investor Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Actual net assets, not truncated.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Less than $0.01.

(11)	Annualized for periods less than one year.

(12)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended
	2026		September 30,		September 30,		September 30,
Instl Class	(Unaudited)		2025		2024		2023 (1)
Net asset value, beginning of period	$26.71		$26.92		$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.43		0.94		0.95		0.74
Net realized and unrealized gain (loss) on investments	(0.35)		(0.16	) (8)	2.26		(0.32)
Total from investment operations	0.08		0.78		3.21		0.42
Less distributions from:
Net investment income	(0.42)		(0.91)		(0.98)		(0.73)
Net realized gains	(0.00	) (9)	(0.08)		—		—
Total distributions	(0.42)		(0.99)		(0.98)		(0.73)
Net asset value, end of period	$26.37		$26.71		$26.92		$24.69
Total return (3)	0.30	% (7)(11)	3.01%		13.15	% (7)	1.68%
Net assets, at end of period (000s)	$160,305		$169,585		$37,272		$37,838
Ratio of gross expenses to average net assets (4)(5)	1.32	% (10)	1.32%		1.68%		1.62%
Ratio of net expenses to average net assets (5)	1.31	% (10)	1.31%		1.31%		1.31%
Ratio of net investment income to average net assets (5)(6)	3.21	% (10)	3.59%		3.68%		2.94%
Portfolio Turnover Rate	49	% (11)	181%		101%		232%

(1)	The Ocean Park Tactical Risk Spectrum 30 Fund Instl Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(9)	Less than $0.01.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Period Ended
	2026		September 30,		September 30,		September 30,
Investor Class	(Unaudited)		2025		2024		2023 (1)
Net asset value, beginning of period	$28.41		$28.49		$24.97		$25.00
Activity from investment operations:
Net investment income (2)	0.18		0.48		0.54		0.17
Net realized and unrealized gain (loss) on investments	(0.13)		0.01		3.44		(0.10)
Total from investment operations	0.05		0.49		3.98		0.07
Less distributions from:
Net investment income	(0.17)		(0.48)		(0.46)		(0.10)
Net realized gains	—		(0.09)		—		—
Total distributions	(0.17)		(0.57)		(0.46)		(0.10)
Net asset value, end of period	$28.29		$28.41		$28.49		$24.97
Total return (3)	0.17	% (7)(9)	1.82	% (7)	16.05	% (7)	0.28	% (9)
Net assets, at end of period (000s)	$46		$26		$27		$18
Ratio of gross expenses to average net assets (4)(5)(8)	1.83%		1.84%		2.12%		2.99%
Ratio of net expenses to average net assets (5)(8)	1.71%		1.71%		1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)(8)	1.22%		1.76%		2.01%		1.30%
Portfolio Turnover Rate	64	% (9)	217%		113%		99	% (9)

(1)	The Ocean Park Tactical Risk Spectrum 70 Fund Investor Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Period Ended
	2026		September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2025		2024	2023 (1)
Net asset value, beginning of period	$28.46		$28.56		$24.97	$25.00
Activity from investment operations:
Net investment income (2)	0.25		0.62		0.57	0.21
Net realized and unrealized gain (loss) on investments	(0.13)		(0.03	) (7)	3.58	(0.10)
Total from investment operations	0.12		0.59		4.15	0.11
Less distributions from:
Net investment income	(0.22)		(0.60)		(0.56)	(0.14)
Net realized gains	—		(0.09)		—	—
Total distributions	(0.22)		(0.69)		(0.56)	(0.14)
Net asset value, end of period	$28.36		$28.46		$28.56	$24.97
Total return (3)	0.43	% (8)(10)	2.17%		16.77%	0.45	% (10)
Net assets, at end of period (000s)	$75,400		$71,540		$47,991	$23,173
Ratio of gross expenses to average net assets (4)(5)(9)	1.43%		1.44%		1.72%	2.59%
Ratio of net expenses to average net assets (5)(9)	1.31%		1.31%		1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(9)	1.68%		2.23%		2.08%	1.64%
Portfolio Turnover Rate	64	% (10)	217%		113%	99	% (10)

(1)	The Ocean Park Tactical Risk Spectrum 70 Fund Instl Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended
	2026		September 30,		September 30,
Investor Class	(Unaudited)		2025		2024 (1)
Net asset value, beginning of period	$29.16		$29.04		$25.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03	) (10)	0.30		0.32
Net realized and unrealized gain on investments	0.69		0.41		4.13
Total from investment operations	0.66		0.71		4.45
Less distributions from:
Net investment income	(0.05)		(0.37)		(0.41)
Net realized gains	—		(0.22)		—
Total distributions	(0.05)		(0.59)		(0.41)
Net asset value, end of period	$29.77		$29.16		$29.04
Total return (3)	2.25	% (9)	2.54	% (7)	17.95	% (7)
Net assets, at end of period (000s)	$77		$159		$179
Ratio of gross expenses to average net assets (4)(5)	2.65	% (8)	3.20%		7.51%
Ratio of net expenses to average net assets (5)	1.39	% (8)	1.39%		1.39%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.19	)% (8)	1.04%		1.13%
Portfolio Turnover Rate	73	% (9)	236%		93%

(1)	The Ocean Park Tactical Core Growth Fund Investor Class shares commenced operations on September 29, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	The amount of net investment income (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended
	2026		September 30,	September 30,
Instl Class	(Unaudited)		2025	2024 (1)
Net asset value, beginning of period	$29.29		$29.11	$25.00
Activity from investment operations:
Net investment income (2)	0.10		0.45	0.44
Net realized and unrealized gain on investments	0.64		0.38	4.12
Total from investment operations	0.74		0.83	4.56
Less distributions from:
Net investment income	(0.10)		(0.43)	(0.45)
Net realized gains	—		(0.22)	—
Total distributions	(0.10)		(0.65)	(0.45)
Net asset value, end of period	$29.93		$29.29	$29.11
Total return (3)	2.51	% (8)	2.96%	18.40%
Net assets, at end of period (000s)	$14,451		$11,666	$3,784
Ratio of gross expenses to average net assets (4)(5)	2.25	% (7)	2.80%	7.11%
Ratio of net expenses to average net assets (5)	0.99	% (7)	0.99%	0.99%
Ratio of net investment income to average net assets (5)(6)	0.63	% (7)	1.61%	1.60%
Portfolio Turnover Rate	73	% (8)	236%	93%

(1)	The Ocean Park Tactical Core Growth Fund Instl Class shares commenced operations on September 29, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2026

1. ORGANIZATION

The Ocean Park Tactical All Asset Fund (“OPTAAF”), Ocean Park Tactical Core Income Fund (“OPTCIF”), Ocean Park Tactical Municipal Fund (“OPTMF”), Ocean Park Tactical Bond Fund (“OPTBF”), Ocean Park Tactical Risk Spectrum 50 Fund (“OPTRSFF”), Ocean Park Tactical Risk Spectrum 30 Fund (“OPTRSTF”), Ocean Park Tactical Risk Spectrum 70 Fund (“OPTRSSF”), and Ocean Park Tactical Core Growth Fund (“OPTCGF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each Fund’s two investment objectives are to provide total return and to limit exposure to downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”). The Funds are “fund of funds”, in that they will generally invest in other investment companies.

OPTAAF, OPTCIF, OPTMF, OPTBF and OPTRSFF currently offer Class A, Class C, Investor Class, and Instl Class shares, with OPTAAF also offers Class A1 and Class I1 shares, and OPTMF also offers Special Class Shares. OPTRSTF, OPTRSSF, and OPTCGF currently offers Investor Class and Instl Class Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value (“NAV”). The Trust suspended the sale of Class Y shares for OPTAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for OPTCIF. Effective July 7, 2023, OPTMF suspended purchase orders from any investors for the Special Shares Class. Class A and Class A1 shares are offered at NAV plus a maximum sales charge of 3.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund’s operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Funds’ assets measured at fair value:

Ocean Park Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$128,083,958	$—	$—	$128,083,958
Open End Funds	93,373,014	—	—	93,373,014
Collateral For Securities Loaned	6,268,858	—	—	6,268,858
Money Market Fund	145,457,557	—	—	145,457,557
Total	$373,183,387	$—	$—	$373,183,387

Ocean Park Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$453,222,922	$—	$—	$453,222,922
Open End Funds	306,717,231	—	—	306,717,231
Collateral For Securities Loaned	133,458,272	—	—	133,458,272
Money Market Fund	328,507,528	—	—	328,507,528
Total	$1,221,905,953	$—	$—	$1,221,905,953

Ocean Park Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,951,438	$—	$—	$9,951,438
Open End Funds	109,191,076	—	—	109,191,076
Collateral For Securities Loaned	53,350	—	—	53,350
Money Market Funds	23,121,041	—	—	23,121,041
Total	$142,316,905	$—	$—	$142,316,905

Ocean Park Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$844,175,861	$—	$—	$844,175,861
Open End Funds	602,615,481	—	—	602,615,481
Collateral For Securities Loaned	482,086,660	—	—	482,086,660
Money Market Fund	5,116,252	—	—	5,116,252
Total	$1,933,994,254	$—	$—	$1,933,994,254

Ocean Park Tactical Risk Spectrum 50 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$138,309,838	$—	$—	$138,309,838
Open End Funds	61,543,938	—	—	61,543,938
Collateral For Securities Loaned	11,121,986	—	—	11,121,986
Money Market Fund	63,879,140	—	—	63,879,140
Total	$274,854,902	$—	$—	$274,854,902

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Ocean Park Tactical Risk Spectrum 30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$69,963,775	$—	$—	$69,963,775
Open End Funds	35,958,556	—	—	35,958,556
Collateral For Securities Loaned	6,461,582	—	—	6,461,582
Money Market Fund	54,171,123	—	—	54,171,123
Total	$166,555,036	$—	$—	$166,555,036

Ocean Park Tactical Risk Spectrum 70 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,529,324	$—	$—	$43,529,324
Open End Funds	8,617,927	—	—	8,617,927
Collateral For Securities Loaned	3,353,821	—	—	3,353,821
Money Market Fund	23,195,574	—	—	23,195,574
Total	$78,696,646	$—	$—	$78,696,646

Ocean Park Tactical Core Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,638,718	$—	$—	$9,638,718
Open End Funds	265,799	—	—	265,799
Money Market Fund	4,583,930	—	—	4,583,930
Total	$14,488,447	$—	$—	$14,488,447

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for OPTCIF, OPTMF, OPTBF and OPTCGF and quarterly for OPTAAF, OPTRSFF, OPTRSTF and OPTRSSF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2023 to September 30, 2025, or expected to be taken in the Funds’ September 30, 2026 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended September 30, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. PRINCIPAL INVESTMENT RISKS

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

4. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
OPTAAF	$154,107,870	$352,478,509
OPTCIF	$732,287,086	$1,209,690,427
OPTMF	$11,377,029	$69,209,793
OPTBF	$27,806,044	$348,952,168
OPTRSFF	$105,503,188	$198,033,770
OPTRSTF	$77,489,164	$138,379,389
OPTRSSF	$45,559,819	$64,289,302
OPTCGF	$9,045,458	$11,088,946

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ocean Park Asset Management, LLC, formerly known as Wright Fund Management, LLC, serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as indicated below. For the six months ended March 31, 2026, each Fund incurred the following in advisory fees:

	ANNUAL	TOTAL ADVISORY
FUND	RATE	FEE
OPTAAF	1.25%	$2,454,636
OPTCIF	0.75%	$4,382,318
OPTMF	0.75%	$589,910
OPTBF	1.05%	$8,500,322
OPTRSFF	1.05%	$1,470,637
OPTRSTF	1.05%	$868,259
OPTRSSF	1.05%	$393,259
OPTCGF	0.75%	$49,414

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2027 for OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF and OPTCGF to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses)) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

FUND	Class A	Class C	Investor Class	Instl Class	Class A1	Class I1	Special Shares
OPTAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
OPTCIF	1.35%	1.95%	1.35%	0.95%	N/A	N/A	N/A
OPTMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
OPTBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A
OPTRSFF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
OPTRSTF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
OPTRSSF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
OPTCGF	1.24%	1.99%	1.39%	0.99%	N/A	N/A	N/A

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six month ended March 31, 2026, the Adviser waived $0 with respect to OPTAAF, OPTBF, and OPTRSFF, and $67,212, $61,793, $4,787, $43,350 and $82,964 to OPTCIF, OPTMF, OPTRSTF, OPTRSSF and OPTCGF respectively, under each Fund’s Expense Limitation Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

FUND	9/30/2026	9/30/2027	9/30/2028
OPTCIF	$—	$9,168	$3,451
OPTMF	$4,158	$12,509	$76,526
OPTRSTF	$127,829	$127,492	$13,021
OPTRSSF	$76,683	$133,196	$82,101
OPTCGF	$—	$166,311	$157,722

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of the average daily net assets attributable to the following Funds and Classes, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2026, the 12b-1 annual rates of the average daily net assets of each class of shares for the Funds were as follows:

FUND	Class A	Class C	Investor Class	Class A1	Class I1
OPTAAF	0.25%	1.00%	0.25%	0.40%	0.40%
OPTCIF	0.40%	1.00%	0.40%	N/A	N/A
OPTMF	0.25%	1.00%	0.40%	N/A	N/A
OPTBF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSFF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSTF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSSF	0.25%	1.00%	0.40%	N/A	N/A
OPTCGF	0.25%	1.00%	0.40%	N/A	N/A

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2026, the amounts listed below were received by the Distributor and retained by the principal underwriter or other affiliated broker-dealers for each Fund respectively:

		Front End Sale	Amounts retained by
	Share	charges received by	the Principal
Fund	Class	the Distributor	Underwriter
OPTAAF	Class A1	$—	$—
OPTAAF	Class A	$10,374	$285
OPTCIF	Class A	$13,018	$663
OPTMF	Class A	$756	$60
OPTBF	Class A	$13,007	$640
OPTRSFF	Class A	$13,720	$541

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6. CREDIT FACILITY

Effective July 28, 2025, the Funds entered into an amended and restated loan agreement, dated July 28, 2025, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”). Borrowings under the Amended and Restated Revolving

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Credit Agreement bear interest at Prime Rate per month. There are no fees charged on the unused portion of the line of credit. For the six months ended March 31, 2026, amounts outstanding to the Funds under the credit facility at no time were permitted to exceed $150,000,000. During the six months ended March 31, 2026, each Fund drew on the line of credit as follows:

				Average	Maximum
		Outstanding Balance		Borrowings	Borrowing
FUND	Interest Expense	as of March 31, 2026	Average Borrowings	Rate	Interest Rate
OPTAAF	$565	$—	$996,667	7.00%	7.25%
OPTCIF	$3,019	$—	$1,968,750	6.97%	7.25%
OPTMF	$2,504	$—	$480,481	6.96%	7.25%
OPTBF	$9,179	$—	$2,145,727	6.97%	7.25%
OPTRSFF	$436	$—	$1,158,000	7.00%	7.25%
OPTRSTF	$6	$—	$30,000	7.25%	7.25%
OPTRSSF	$173	$—	$146,500	7.00%	7.25%
OPTCGF	$160	$—	$63,385	6.98%	7.25%

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Charles Schwab held approximately 64.4%, 34.0%, 49.8%, 47.5%, 57.3%, 44.2%, and 35.7% of the voting securities of OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, and OPTCGF, respectively. Pershing LLC held approximately 30.4% of the voting securities of OPTRTF. National Financial Services LLC held approximately 53.9% and 35.3% of the voting securities of OPTRSSF, and OPTCGF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab, Pershing LLC or National Financial Services LLC are also owned beneficially.

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

OPTAAF, OPTCIF, OPTRSTF, OPTRSSF and OPTCGF currently invest a portion of their assets in the First American Government Obligations Fund Class X (“First American”). First American is registered under the 1940 Act as an open-end management investment company. OPTAAF, OPTCIF, OPTRSTF, OPTRSSF and OPTCGF may redeem their investments in First American at any time if the Adviser determines that it is in the best interest of OPTAAF, OPTCIF, OPTRSTF, OPTRSSF and OPTCGF, and their shareholders to do so. The performance of OPTAAF, OPTCIF, OPTRSTF, OPTRSSF and OPTCGF will be directly affected by the performance of First American. The financial statements of First American, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with OPTAAF, OPTCIF, OPTRSTF, OPTRSSF and OPTCGF’s financial statements. As of March 31, 2026, the percentage of net assets invested in First American was 39.6%, 30.2%, 33.8%, 30.7% and 31.6% for OPTAAF, OPTCIF, OPTRSTF, OPTRSSF and OPTCGF, respectively.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

OPTBF currently invests a portion of its assets in the BlackRock High Yield Bond Portfolio, - Institutional Class (“BlackRock”). BlackRock is registered under the 1940 Act as an open-end management investment company. OPTBF may redeem its investments in BlackRock at any time if the Adviser determines that it is in the best interest of OPTBF, and their shareholders to do so. The performance of OPTBF will be directly affected by the performance of BlackRock. The financial statements of BlackRock, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with OPTBF’s financial statements. As of March 31, 2026, the percentage of OPTBF’s net assets invested in BlackRock was 31.6%.

OPTCGF currently invests a portion of its assets in the SPDR Portfolio S&P 500 ETF (“SPDR”). SPDR is registered under the 1940 Act as an open-end management investment company. OPTCGF may redeem its investments in SPDR at any time if the Adviser determines that it is in the best interest of OPTCGF, and their shareholders to do so. The performance of OPTCGF will be directly affected by the performance of SPDR. The financial statements of SPDR, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with OPTCGF’s financial statements. As of March 31, 2026, the percentage of OPTCGF’s net assets invested in SPDR was 29.8%.

9. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions utilized during the periods ended September 30, 2025, and September 30, 2024 was as follows:

For the year ended September 30, 2025:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Tactical All Asset Fund	$15,534,226	$—	$—	$—	$15,534,226
Ocean Park Tactical Core Income Fund	69,697,358	—	—	—	69,697,358
Ocean Park Tactical Municipal Fund	1,140,942	—	—	6,704,148	7,845,090
Ocean Park Tactical Bond Fund	106,631,251	—	—	—	106,631,251
Ocean Park Tactical Risk Spectrum 50 Fund	9,715,472	—	—	—	9,715,472
Ocean Park Tactical Risk Spectrum 30 Fund	4,290,795	105,810	—	—	4,396,605
Ocean Park Tactical Risk Spectrum 70 Fund	1,504,670	147,262	—	—	1,651,932
Ocean Park Tactical Core Growth Fund	186,693	1,701	—	—	188,394

For the period ended September 30, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Tactical All Asset Fund	$21,256,934	$—	$—	$—	$21,256,934
Ocean Park Tactical Core Income Fund	68,799,419	—	—	4,230,750	73,030,169
Ocean Park Tactical Municipal Fund	1,042,323	—	—	6,835,142	7,877,465
Ocean Park Tactical Bond Fund	94,994,034	—	—	—	94,994,034
Ocean Park Tactical Risk Spectrum 50 Fund	11,288,631	—	—	—	11,288,631
Ocean Park Tactical Risk Spectrum 30 Fund	1,346,027	—	—	16,962	1,362,989
Ocean Park Tactical Risk Spectrum 70 Fund	687,483	—	—	—	687,483
Ocean Park Tactical Core Growth Fund	41,574	—	—	—	41,574

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ocean Park Tactical All Asset Fund	$—	$—	$—	$(64,849,827)	$—	$30,370,724	$(34,479,103)
Ocean Park Tactical Core Income Fund	—	—	(16,201,348)	(168,180,365)	—	37,034,088	(147,347,625)
Ocean Park Tactical Municipal Fund	—	—	(1,911,664)	(20,726,203)	—	(19,375)	(22,657,242)
Ocean Park Tactical Bond Fund	—	—	(64,492,695)	(126,003,804)	—	41,339,014	(149,157,485)
Ocean Park Tactical Risk Spectrum 50 Fund	33,270	—	—	(16,897,824)	—	22,168,956	5,304,402
Ocean Park Tactical Risk Spectrum 30 Fund	18,747	1,499	(5,106,725)	—	—	8,027,294	2,940,815
Ocean Park Tactical Risk Spectrum 70 Fund	—	—	(2,434,459)	—	—	6,332,169	3,897,710
Ocean Park Tactical Core Growth Fund	68	—	(651,824)	—	—	1,272,676	620,920

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Ocean Park Tactical All Asset Fund	$—
Ocean Park Tactical Core Income Fund	16,201,348
Ocean Park Tactical Municipal Fund	1,911,664
Ocean Park Tactical Bond Fund	64,492,695
Ocean Park Tactical Risk Spectrum 50 Fund	—
Ocean Park Tactical Risk Spectrum 30 Fund	5,106,725
Ocean Park Tactical Risk Spectrum 70 Fund	2,434,459
Ocean Park Tactical Core Growth Fund	651,824

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ocean Park Tactical All Asset Fund	$64,849,827	$—	$64,849,827	$1,348,903
Ocean Park Tactical Core Income Fund	168,167,715	12,650	168,180,365	5,950,917
Ocean Park Tactical Municipal Fund	20,718,809	7,394	20,726,203	3,803,854
Ocean Park Tactical Bond Fund	126,003,804	—	126,003,804	—
Ocean Park Tactical Risk Spectrum 50 Fund	16,897,824	—	16,897,824	7,016,446
Ocean Park Tactical Risk Spectrum 30 Fund	—	—	—	—
Ocean Park Tactical Risk Spectrum 70 Fund	—	—	—	58,761
Ocean Park Tactical Core Growth Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for prior year tax returns and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2025 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Ocean Park Tactical All Asset Fund	$(488,268)	$488,268
Ocean Park Tactical Core Income Fund	(4,378,323)	4,378,323
Ocean Park Tactical Municipal Fund	(106,712)	106,712
Ocean Park Tactical Bond Fund	(29,675)	29,675
Ocean Park Tactical Risk Spectrum 50 Fund	(201,793)	201,793
Ocean Park Tactical Risk Spectrum 30 Fund	—	—
Ocean Park Tactical Risk Spectrum 70 Fund	(1,155)	1,155
Ocean Park Tactical Core Growth Fund	—	—

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

10. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
				Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
Ocean Park Tactical All Asset Fund	$365,384,312	$10,100,397	$(2,301,322)	$7,799,075
Ocean Park Tactical Core Income Fund	1,225,897,599	7,068,035	(11,059,681)	(3,991,646)
Ocean Park Tactical Municipal Fund	143,797,981	596,031	(2,077,107)	(1,481,076)
Ocean Park Tactical Bond Fund	1,942,566,637	1,892,396	(10,464,779)	(8,572,383)
Ocean Park Tactical Risk Spectrum 50 Fund	266,428,530	10,040,504	(1,614,132)	8,426,372
Ocean Park Tactical Risk Spectrum 30 Fund	164,111,011	3,332,915	(888,890)	2,444,025
Ocean Park Tactical Risk Spectrum 70 Fund	75,731,491	3,284,989	(319,834)	2,965,155
Ocean Park Tactical Core Growth Fund	13,748,950	774,230	(34,733)	739,497

11.SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the holdings received as collateral as of March 31, 2026:

Securities Lending Transactions

Overnight and Continuous
OPTAAF
First American Government Obligations Fund - Class X	$6,268,858
OPTCIF
First American Government Obligations Fund - Class X	$133,458,272
OPTMF
First American Government Obligations Fund - Class X	$53,350
OPTBF
First American Government Obligations Fund - Class X	$482,086,660
OPTRSFF
First American Government Obligations Fund - Class X	$11,121,986
OPTRSTF
First American Government Obligations Fund - Class X	$6,461,582
OPTRSSF
First American Government Obligations Fund - Class X	$3,353,821

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

The fair value of the securities loaned are noted on the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. This amount is offset by a liability recorded as “Securities Lending Collateral Payable” on the Statements of Assets and Liabilities. The following table is a summary of the Funds’ fair value of the securities loaned and related collateral as of March 31, 2026:

	Fair Value of	Collateral for
Ticker	Securities on Loan	Securities Loaned
OPTAAF	$6,154,493	$6,268,858
OPTCIF	$131,750,352	$133,458,272
OPTMF	$52,294	$53,350
OPTBF	$476,624,669	$482,086,660
OPTRSFF	$10,962,232	$11,121,986
OPTRSTF	$6,326,742	$6,461,582
OPTRSSF	$3,298,336	$3,353,821

12. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board declared the following monthly dividends:

Fund	Class	Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Core Income Fund	Class A	0.0404	4/28/2026	4/30/2026
Ocean Park Tactical Core Income Fund	Class C	0.0302	4/28/2026	4/30/2026
Ocean Park Tactical Core Income Fund	Investor Class	0.0404	4/28/2026	4/30/2026
Ocean Park Tactical Core Income Fund	Instl Class	0.0474	4/28/2026	4/30/2026

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Municipal Fund	Class A	0.0673	4/28/2026	4/30/2026
Ocean Park Tactical Municipal Fund	Class C	0.0512	4/28/2026	4/30/2026
Ocean Park Tactical Municipal Fund	Investor Class	0.0640	4/28/2026	4/30/2026
Ocean Park Tactical Municipal Fund	Instl Class	0.0726	4/28/2026	4/30/2026
Ocean Park Tactical Municipal Fund	Special Class	0.0747	4/28/2026	4/30/2026

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Bond Fund	Class A	0.1160	4/28/2026	4/30/2026
Ocean Park Tactical Bond Fund	Class C	0.0997	4/28/2026	4/30/2026
Ocean Park Tactical Bond Fund	Investor Class	0.1128	4/28/2026	4/30/2026
Ocean Park Tactical Bond Fund	Instl Class	0.1214	4/28/2026	4/30/2026

THE OCEAN PARK FUNDS

Additional Information (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363, by visiting www.OceanParkMutualFunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Ocean Park Asset Management, LLC

3420 Ocean Park Blvd., Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)     Not applicable.

(a)(3)    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)   Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/8/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/8/26

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	6/8/26